            As filed with the Securities and Exchange Commission on May 28, 1999
                                            Registration Nos. 33-78264, 811-8490
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                          POST-EFFECTIVE AMENDMENT NO. 17



                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 19

                          Excelsior Institutional Trust

               (Exact Name of Registrant as Specified in Charter)

                                73 Tremont Street
                        Boston, Massachusetts 02108-3913
                    (Address of Principal Executive Offices)

                   Registrant's Telephone Number: 617-557-8000

                          W. Bruce McConnel, III, Esq.
                           Drinker Biddle & Reath LLP
            Philadelphia National Bank Building, 1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                          -----------------------------

Title of Securities Being Registered...............Shares of Beneficial Interest

                          EXCELSIOR INSTITUTIONAL TRUST

                              Institutional Shares
                                   PROSPECTUS
                                 AUGUST 1, 1999

                                   EQUITY FUND
                                VALUE EQUITY FUND
                               OPTIMUM GROWTH FUND
                                   INCOME FUND
                             TOTAL RETURN BOND FUND
                            INTERNATIONAL EQUITY FUND

                               INVESTMENT ADVISER
                     UNITED STATES TRUST COMPANY OF NEW YORK
                               U.S. TRUST COMPANY

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
            ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                           HOW TO READ THIS PROSPECTUS

Excelsior Institutional Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. This prospectus gives you important information about the Institutional Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                        PAGE
     EQUITY FUND                                        XXX
     VALUE EQUITY FUND                                  XXX
     OPTIMUM GROWTH FUND                                XXX
     INCOME FUND                                        XXX
     TOTAL RETURN BOND FUND                             XXX
     INTERNATIONAL EQUITY FUND                          XXX
     MORE INFORMATION ABOUT RISK                        XXX
     EACH FUND'S OTHER INVESTMENTS                      XXX
     EACH FUND'S INVESTMENT OBJECTIVE                   XXX
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS      XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES     XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                 XXX
     FINANCIAL HIGHLIGHTS                               XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
     EXCELSIOR INSTITUTIONAL TRUST                      Back Cover

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                      Long-term capital appreciation

INVESTMENT FOCUS                     Common stocks of U.S. companies

SHARE PRICE VOLATILITY               High

PRINCIPAL INVESTMENT STRATEGY        Investing in common stocks that the Adviser
                                     believes are undervalued in the market

INVESTOR PROFILE                     Investors seeking growth of capital, and
                                     who are willing to accept the risks of
                                     investing in equity securities

INVESTMENT STRATEGY OF THE EQUITY FUND

The Equity Fund invests primarily in larger capitalization common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and types of companies. The Fund may invest in companies of any size, including small, high growth companies.

The Adviser takes a long-term approach to managing the Fund and tries to identify companies with characteristics that will lead to future earnings growth or recognition of their true value. In particular, the Adviser looks for companies that its fundamental analysis indicates are positioned to provide solutions to or benefit from complex social and economic trends, or whose products are early in their life cycle and will experience accelerating growth in the future.

PRINCIPAL RISKS OF INVESTING IN THE EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization U.S. equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

               1996                         X.XX%
               1997                         X.XX%
               1998                         X.XX%

            BEST QUARTER                WORST QUARTER
               X.XX%                        X.XX%
              (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S INSTITUTIONAL SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE [VAR:PORTFOLIO1.PERFORMANCE.TABLE.INDEX1.NAME].


                                                     1 YEAR           SINCE INCEPTION
------------------------------------------------ --------------- --------------------------
Equity Fund (Institutional Shares)                   X.XX%                 X.XX%*
[insert index name]                                  X.XX%                 X.XX%**

*   Since January 16, 1995
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                             INSTITUTIONAL SHARES
-------------------------------------------------------------------- -----------------------------------
Investment Advisory Fees                                                             .XX%
Other Expenses
    Administrative Servicing Fee                                     .XX%
    Other Operating Expenses                                         .XX%
Total Other Expenses                                                                 .XX%
-------------------------------------------------------------------- -----------------------------------
Total Annual Fund Operating Expenses                                                X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

        EQUITY FUND (INSTITUTIONAL SHARES)             ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


    1 YEAR          3 YEARS          5 YEARS          10 YEARS
    ------          -------          -------          --------
    $               $                $                $
     -----           ------           ------           -------

VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                        Long-term capital appreciation

INVESTMENT FOCUS                       Common stocks of U.S. companies

SHARE PRICE VOLATILITY                 High

PRINCIPAL INVESTMENT STRATEGY          Investing in common stocks that the
                                       Adviser believes are undervalued by the
                                       market

INVESTOR PROFILE                       Investors seeking growth of capital, and
                                       who are willing to accept the risks of
                                       investing in equity securities

INVESTMENT STRATEGY OF THE VALUE EQUITY FUND

The Value Equity Fund invests primarily in common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes are undervalued, at current market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and may invest in companies of any size.

In selecting investments for the Fund, the Adviser combines fundamental research with valuation constraints to identify companies trading at what the Adviser believes are reasonable prices and displaying characteristics expected to lead to greater recognition of true value. The Adviser believes that events such as restructuring activities and industry consolidations can be the catalysts necessary to realize this value.

PRINCIPAL RISKS OF INVESTING IN THE VALUE EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that undervalued equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

             1997                         X.XX%
             1998                         X.XX%

          BEST QUARTER                WORST QUARTER
             X.XX%                        X.XX%
            (X/X/XX)                     (X/X/XX)


The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S INSTITUTIONAL SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE [VAR:PORTFOLIO2.PERFORMANCE.TABLE.INDEX1.NAME].


                                                   1 YEAR          SINCE INCEPTION
---------------------------------------------- --------------- ------------------------
Value Equity Fund (Institutional Shares)           X.XX%                 X.XX%*
[insert index name]                                X.XX%                 X.XX%**


*   Since June 1, 1996
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                            INSTITUTIONAL SHARES
-------------------------------------------------------------------- ---------------------------------
Investment Advisory Fees                                                            .XX%
Other Expenses
    Administrative Servicing Fee                                     .XX%
    Other Operating Expenses                                         .XX%
Total Other Expenses                                                                .XX%
-------------------------------------------------------------------- ---------------------------------
Total Annual Fund Operating Expenses                                               X.XX%


THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

       VALUE EQUITY FUND (INSTITUTIONAL SHARES)                           ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR          3 YEARS          5 YEARS          10 YEARS
    ------          -------          -------          --------
    $               $                $                $
     -----           ------           ------           -------

OPTIMUM GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                       Superior, risk-adjusted total return

INVESTMENT FOCUS                      Common stocks of U.S. companies

SHARE PRICE VOLATILITY                High

PRINCIPAL INVESTMENT STRATEGY         Invests in common stocks that the Adviser
                                      believes have strong growth prospects

INVESTOR PROFILE                      Investors seeking total return, and who
                                      are willing to accept the risks of
                                      investing in equity securities

INVESTMENT STRATEGY OF THE OPTIMUM GROWTH FUND

The Optimum Growth Fund invests primarily in common stocks of U.S. companies that the Adviser believes have growth prospects that exceed those of the overall market. The Fund generally invests in mid- to large-capitalization companies in a variety of industries.

The Adviser takes a long-term approach to managing the Fund and tries to identify high quality companies with consistent or rising earnings growth records. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. In addition to its core portfolio selections, the Adviser further diversifies Fund investments with a structured segment of issuers included in the Russell 1000 Growth Index, which includes growth-oriented issuers selected from among the 1000 largest U.S. issuers. From this universe, the Adviser systematically selects companies that it believes, based on quantitative screening, complement the issuers in the Fund's core portfolio.

PRINCIPAL RISKS OF INVESTING IN THE OPTIMUM GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization U.S. equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                1997                        X.XX%
                1998                        X.XX%

            BEST QUARTER                WORST QUARTER
               X.XX%                        X.XX%
              (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S INSTITUTIONAL SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE [VAR:PORTFOLIO3.PERFORMANCE.TABLE.INDEX1.NAME].


                                                        1 YEAR          SINCE INCEPTION
-------------------------------------------------- ------------------ ---------------------
Optimum Growth Fund (Institutional Shares)               X.XX%              X.XX%*
[insert index name]                                      X.XX%              X.XX%**


**  Since June 1, 1996
**  Since [calc. Date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                           INSTITUTIONAL SHARES
-------------------------------------------------------------------- --------------------------------
Investment Advisory Fees                                                           .XX%
Other Expenses
    Administrative Servicing Fee                                     .XX%
    Other Operating Expenses                                         .XX%
Total Other Expenses                                                               .XX%
-------------------------------------------------------------------- --------------------------------
Total Annual Fund Operating Expenses                                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

                OPTIMUM GROWTH FUND (INSTITUTIONAL SHARES) ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


    1 YEAR          3 YEARS          5 YEARS          10 YEARS
    ------          -------          -------          --------
    $               $                $                $
     -----           ------           ------           -------

INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                     Current income

INVESTMENT FOCUS                    Investment grade fixed income securities

SHARE PRICE VOLATILITY              Medium

PRINCIPAL INVESTMENT STRATEGY       Investing in investment grade government
                                    and corporate fixed income securities

INVESTOR PROFILE                    Investors seeking current income, and who
                                    are willing to accept the risks of
                                    investing in fixed income
                                    securities of varying maturities

INVESTMENT STRATEGY OF THE INCOME FUND

The Income Fund invests primarily in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of investment in one of the two highest rating categories by a major rating agency. However, the Fund may invest without limit in securities rated at the time of investment in one of the three highest rating categories by a major rating agency and may place up to 35% of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called "high yield" or "junk" bonds. The Fund also may invest a portion of its assets in dollar-denominated fixed income securities of foreign issuers and mortgage-backed securities.

There is no limit on the Fund's average maturity or on the maximum maturity of a particular security. The Adviser manages the Fund's average portfolio maturity in light of current market and economic conditions to provide a competitive current yield and reasonable principal volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. The fixed income securities held by the Fund also may have the potential for moderate price appreciation.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

PRINCIPAL RISKS OF INVESTING IN THE INCOME FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

               1996                          X.XX%
               1997                          X.XX%
               1998                          X.XX%

            BEST QUARTER                 WORST QUARTER
              X.XX%                          X.XX%
             (X/X/XX)                       (X/X/XX)


The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S INSTITUTIONAL SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE [VAR:PORTFOLIO5.PERFORMANCE.TABLE.INDEX1.NAME].

                                                      1 YEAR            SINCE INCEPTION
-------------------------------------------------- -------------- -----------------------------
Income Fund (Institutional Shares)                     X.XX%                X.XX%*
[insert index name]                                    X.XX%                X.XX%**


*        Since January 16, 1995
**       Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                           INSTITUTIONAL SHARES
-------------------------------------------------------------------- -------------------------------
Investment Advisory Fees                                                           .XX%
Other Expenses
    Administrative Servicing Fee                                     .XX%
    Other Operating Expenses                                         .XX%
Total Other Expenses                                                               .XX%
-------------------------------------------------------------------- -------------------------------
Total Annual Fund Operating Expenses                                              X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

             INCOME FUND (INSTITUTIONAL SHARES)         ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR          3 YEARS          5 YEARS          10 YEARS
    ------          -------          -------          --------
    $               $                $                $
     -----           ------           ------           -------

TOTAL RETURN BOND FUND

FUND SUMMARY

INVESTMENT GOAL                       Total return

INVESTMENT FOCUS                      Investment grade fixed income securities

SHARE PRICE VOLATILITY                Medium

PRINCIPAL INVESTMENT STRATEGY         Investing in investment grade government
                                      and corporate fixed income securities

INVESTOR PROFILE                      Investors seeking total return, and who
                                      are willing to accept the risks of
                                      investing in fixed income securities of
                                      varying maturities

INVESTMENT STRATEGY OF THE TOTAL RETURN BOND FUND

The Total Return Bond Fund invests primarily in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of investment in one of the two highest rating categories by a major rating agency. However, the Fund may invest without limit in securities rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest a portion of its assets in dollar-denominated fixed income securities of foreign issuers and mortgage backed securities.

There is no limit on the Fund's average maturity or on the maximum maturity of a particular security. The Adviser manages the Fund by balancing yield, average maturity and risk in light of its assessment of real interest rates and the yield curve to provide maximum preservation of purchase power. In selecting particular investments, the Adviser looks for fixed income securities that offer relative value and potential for moderate price appreciation.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

PRINCIPAL RISKS OF INVESTING IN THE TOTAL RETURN BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.


                   1996                          X.XX%
                   1997                          X.XX%
                   1998                          X.XX%

                BEST QUARTER                WORST QUARTER
                   X.XX%                        X.XX%
                  (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S INSTITUTIONAL SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE [VAR:PORTFOLIO6.PERFORMANCE.TABLE.INDEX1.NAME].

                                                     1 YEAR     SINCE INCEPTION
-------------------------------------------------------------------------------
Total Return Bond Fund (Institutional Shares)        X.XX%           X.XX%*
[insert index name]                                  X.XX%          X.XX%**

*        Since January 19, 1995
**       Since [calc. Date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                      INSTITUTIONAL SHARES
----------------------------------------------- -----------------------------
Investment Advisory Fees                                      .XX%
Other Expenses
    Administrative Servicing Fee                .XX%
    Other Operating Expenses                    .XX%
Total Other Expenses                                          .XX%
----------------------------------------------- -----------------------------
Total Annual Fund Operating Expenses                          X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

     TOTAL RETURN BOND FUND (INSTITUTIONAL SHARES)        ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER"


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR            3 YEARS               5 YEARS              10 YEARS
     ------            -------               -------              --------
     $                 $                     $                    $
       -----             ------                ------               -------

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                Long-term capital appreciation

INVESTMENT FOCUS               Foreign equity securities

SHARE PRICE VOLATILITY         High

PRINCIPAL INVESTMENT STRATEGY  Investing in a diversified
                               portfolio of equity securities of issuers in developed foreign countries and, to a lesser extent, emerging markets

INVESTOR PROFILE               Investors seeking total return, who are willing
                               to accept the risks of investing in companies located in foreign countries

INVESTMENT STRATEGY OF THE INTERNATIONAL EQUITY FUND

The International Equity Fund invests primarily in equity securities of larger, more established companies located in developed foreign markets, which include most nations in western Europe and the more developed nations in the Pacific Basin and Latin America. The Fund may invest to a lesser extent in less developed countries and regions to capitalize on opportunities in emerging markets. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in a broad range of foreign markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country, region or industry. The Fund will make investments in companies located in emerging markets only where the Adviser believes that such companies' growth/appreciation potential transcends their location or operations in emerging market countries.

PRINCIPAL RISKS OF INVESTING IN THE INTERNATIONAL EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.

                       1996                        X.XX%
                       1997                        X.XX%
                       1998                        X.XX%

                   BEST QUARTER                WORST QUARTER
                       X.XX%                       X.XX%
                      (X/X/XX)                   (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S INSTITUTIONAL SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE [VAR:PORTFOLIO7.PERFORMANCE.TABLE.INDEX1.NAME].

                                                      1 YEAR     SINCE INCEPTION
---------------------------------------------------- ---------- ----------------
International Equity Fund (Institutional Shares)       X.XX%          X.XX%*
[insert index name]                                    X.XX%         X.XX%**

*        Since January 24, 1995
**       Since [calc. Date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                       INSTITUTIONAL SHARES
------------------------------------------------ ------------------------------
Investment Advisory Fees                                       .XX%
Other Expenses
    Administrative Servicing Fee                 .XX%
    Other Operating Expenses                     .XX%
Total Other Expenses                                           .XX%
------------------------------------------------ ------------------------------
Total Annual Fund Operating Expenses                           X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

     INTERNATIONAL EQUITY FUND (INSTITUTIONAL SHARES)       ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR                3 YEARS             5 YEARS             10 YEARS
        ------                -------             -------             --------
        $                     $                   $                   $
          -----                 ------              ------              -------

MORE INFORMATION ABOUT RISK

EQUITY RISK - Equity securities include public and privately issued       Equity Fund
equity securities, common and preferred stocks, warrants, rights to       Value Equity Fund
subscribe to common stock and convertible securities, as well as          Optimum Growth Fund
instruments that attempt to track the price movement of equity            International Equity Fund
indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

FIXED INCOME RISK - The market value of fixed income investments          Income Fund
change in response to interest rate changes and other factors.            Total Return Bond Fund
During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

              CALL RISK - During periods of falling interest rates,       Income Fund
              certain debt obligations with high interest rates may       Total Return Bond Fund
              be prepaid (or "called") by the issuer prior to
              maturity. This may cause a Fund's average weighted
              maturity to fluctuate, and may require a Fund to
              invest the resulting proceeds at lower interest
              rates.

              CREDIT RISK - The possibility that an issuer will be        Income Fund
              unable to make timely payments of either principal or       Total Return Bond Fund
              interest.

              EVENT RISK - Securities may suffer declines in credit       Income Fund
              quality and market value due to issuer restructurings       Total Return Bond Fund
              or other factors. This risk should be reduced because
              of a Fund's multiple holdings.

           HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds")           Income Fund
           are subject to additional risks associated with
           investing in high-yield securities, including:

           * Greater risk of default or price declines due to changes in the issuer's creditworthiness.

           * A thinner and less active market which may increase price volatility and limit the ability of a


                           Page 22 of 35

                 Fund to sell these securities at their carrying values.

           * Prices for high-yield, lower rated securities may be affected by investor perception of issuer credit quality and the outlook for economic growth, such that prices may move independently of interest rates and the overall bond market.




MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are fixed         Income Fund
income securities representing an interest in a pool of underlying        Total Return Bond Fund
mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed
securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be
reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

FOREIGN SECURITY RISKS - Investments in securities of foreign             All Funds
companies or governments can be more volatile than investments in
U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S.
markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against


                           Page 23 of 35

dividend and interest income. Although a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

CURRENCY RISK - Investments in foreign securities denominated in          All Funds
foreign currencies involve additional risks, including:

* A Fund may incur substantial costs in connection with conversions between various currencies.

* Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

YEAR 2000 RISK - The Funds depend on the smooth functioning of            All Funds
computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after
January 1, 2000, and distinguish between the year 2000 and the year
1900. This is commonly known as the "Year 2000 Problem."  The Adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use.  Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels.  At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the
Year 2000 Problem. In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S.       All Funds
for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the
Year 2000 Problem may add to the possibility of losses to the Funds and their shareholders.

EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold cash and/or invest up to 100% of its assets in short-term investments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

EACH FUND'S INVESTMENT OBJECTIVE

The Equity Fund seeks to provide long-term capital appreciation. This objective may be changed without shareholder approval.

The Value Equity Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

The Optimum Growth Fund seeks superior, risk-adjusted total return. This objective may be changed without shareholder approval.

The Income Fund seeks to provide as high a level of current interest income as is consistent with moderate risk of capital and maintenance of liquidity. This objective may be changed without shareholder approval.

The Total Return Bond Fund seeks to maximize the total rate of return consistent with moderate risk of capital and maintenance of liquidity. This objective may be changed without shareholder approval.

The International Equity Fund seeks to provide long-term capital appreciation. This objective may be changed without shareholder approval.

INVESTMENT ADVISER

United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Trustees of Excelsior Institutional Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:


    EQUITY FUND                                            _______%
    VALUE EQUITY FUND                                      _______%
    OPTIMUM GROWTH FUND                                    _______%
    INCOME FUND                                            _______%
    TOTAL RETURN BOND FUND                                 _______%
    INTERNATIONAL EQUITY FUND                              _______%

From June 22, 1998, to December 28, 1998, U.S. Trust Company, N.A. served as the International Equity Fund's investment adviser, pursuant to an advisory agreement substantially similar to the advisory agreement currently in effect for the Fund. Prior to June 22, 1998, U.S. Trust Company of The Pacific Northwest served as the Fund's investment adviser pursuant to an advisory agreement substantially similar to the advisory agreement currently in effect for the Fund. For the fiscal year ended March 31, 1999, U.S. Trust Company, N.A. received an advisory fee (after voluntary fee waivers) from the Fund at the effective annual rate of ___% of the Fund's average daily net assets, and U.S. Trust Company of The Pacific Northwest received an advisory fee (after voluntary fee waivers) from the Fund at the effective annual rate of ___% of the Fund's average daily net assets.

Prior to December 28, 1998, Harding Loevner Management, L.P. (Harding) served as the International Equity Fund's investment sub-adviser and made the day-to-day investment decisions and portfolio selections for the Fund. For the services it provided to the Fund, Harding was paid only by the adviser, and did not receive any fees directly from the Fund.

PORTFOLIO MANAGERS

Leigh H. Weiss has served as portfolio manager for the Equity Fund since January 1996. Mr. Weiss is a Managing Director and Senior Portfolio Manager of U.S. Trust and has been with U.S. Trust since 1993. Mr. Weiss is primarily responsible for the day to day management of the Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

David J. Williams has served as portfolio manager for the Value Equity Fund since its inception. Mr. Williams is a Managing Director and Senior Portfolio Manager for U.S. Trust and has been with U.S. Trust since 1987. Mr. Williams is primarily responsible for the day to day management of the Value Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

All investment decisions for the Optimum Growth Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee. United States Trust Company of New York provides its investment advisory services to the Optimum Growth Fund primarily through its Campbell Cowperthwait division.

Alexander R. Powers has served as portfolio manager for the Income and Total Return Bond Funds since December 1996. Mr. Powers is a Managing Director of U.S. Trust's Taxable Fixed-Income Investments and has been with U.S. Trust since July 1996. Prior to joining U.S. Trust, Mr. Powers was the Manager of Taxable Fixed-Income Investments at Chase Asset Management. Mr. Powers is primarily responsible for the day to day management of the Income and Total Return Bond Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Rosemary Sagar has served as portfolio manager for the International Equity Fund since December, 1998. Ms. Sagar is the Managing Director of U.S. Trust's Global Investment Division and she has been with U.S. Trust since 1996. Prior to joining U.S. Trust, Ms. Sagar was Senior Vice President for international equity investments for General Electric Investments Corp. in Stamford, CT. Ms. Sagar is primarily responsible for the day to day management of the International Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange Institutional Shares of the Funds.

         INSTITUTIONAL SHARES
         -   No sales charge
         -   No 12b-1 fees
         -   No minimum initial or subsequent investment

Institutional Shares are offered only to financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call (800) 909-1989 (from overseas, call (617) 557-1755). Customers of financial institutions should contact their institutions for information on their accounts.


HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
-   Mail
-   Telephone, or
-   Wire

To purchase shares directly from us, please call (800) 909-1989 (from overseas, call (617) 557-1755) or complete and send in the enclosed application to Excelsior Funds, c/o Chase Global

Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Excelsior Institutional Trust" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA#021000021
Excelsior Institutional Trust
Credit DDA 910-2-733046
[Account Registration]
[Account Number]
[Wire Control Number]

Investors making initial investments by wire must promptly complete the enclosed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds' distributor may institute one or more promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these securities may change on days when you cannot purchase or sell Fund shares.

HOW TO SELL YOUR FUND SHARES

You may sell shares directly by:
-   Mail, or
-   Telephone

Holders of Institutional Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, call (800) 909-1989 (from overseas, call (617) 557-1755).

You may sell your shares by sending a written request for redemption to:

Excelsior Institutional Trust
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA  02208-2798

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by telephone at (800) 909-1989 (from overseas, call (617) 557-1755). We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds the Business Day after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. IF YOU

RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day for Institutional Shares of any portfolio of Excelsior Institutional Trust, or for Institutional Shares of the Money Fund of Excelsior Funds, Inc. In order to protect other shareholders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

AUTHORIZED INTERMEDIARIES

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Funds shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

SHAREHOLDER SERVICING

The Funds are permitted to pay a shareholder servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange request and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund distributes its income as follows:



    Equity Fund                               Declared and Paid Quarterly
    Value Equity Fund                         Declared and Paid Quarterly
    Optimum Growth Fund                       Declared and Paid Quarterly
    Income Fund                               Declared Daily and Paid Monthly
    Total Return Bond Fund                    Declared Daily and Paid Monthly
    International Equity Fund                 Declared and Paid Quarterly

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its affiliates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

Each Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Institutional Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by __________________, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 909-1989 (from overseas, call (617) 557-1755).

                          EXCELSIOR INSTITUTIONAL TRUST

INVESTMENT ADVISER

United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

DISTRIBUTOR

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated August 1, 1999 includes detailed information about Excelsior Institutional Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  CALL (800) 909-1989 (FROM OVERSEAS, CALL (617) 557-1755)

BY MAIL:
Excelsior Institutional Trust
P.O. Box 2798
Boston, Massachusetts 02208-2798

BY E-MAIL:  [VAR:Fund.EmailAddress]]

BY INTERNET:  [VAR:Fund.InternetAddress]]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Excelsior Institutional Trust, from the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. Excelsior Institutional Trust's Investment Company Act registration number is 811-8490.

                              EXCELSIOR FUNDS, INC.

                               BLENDED EQUITY FUND
                          VALUE AND RESTRUCTURING FUND
                                 SMALL CAP FUND
                              LARGE CAP GROWTH FUND
                        ENERGY AND NATURAL RESOURCES FUND
                                REAL ESTATE FUND

                          EXCELSIOR INSTITUTIONAL TRUST

                                VALUE EQUITY FUND
                               OPTIMUM GROWTH FUND

                                   PROSPECTUS

                                 AUGUST 1, 1999

                               INVESTMENT ADVISER
                     UNITED STATES TRUST COMPANY OF NEW YORK
                               U.S. TRUST COMPANY

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
            ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                           HOW TO READ THIS PROSPECTUS

Excelsior Funds, Inc. and Excelsior Institutional Trust are mutual fund families that offer shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the Blended Equity, Value and Restructuring, Small Cap, Large Cap Growth, Energy and Natural Resources, and Real Estate Funds of Excelsior Funds, Inc. and the Value Equity and Optimum Growth Funds of Excelsior Institutional Trust (each, a Fund) that you should know before investing. United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. The Value Equity and Optimum Growth Funds offer two classes of shares: Shares, which are offered in this prospectus, and Institutional Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                    PAGE
     BLENDED EQUITY FUND                                            XXX
     VALUE AND RESTRUCTURING FUND                                   XXX
     SMALL CAP FUND                                                 XXX
     LARGE CAP GROWTH FUND                                          XXX
     ENERGY AND NATURAL RESOURCES FUND                              XXX
     REAL ESTATE FUND                                               XXX
     VALUE EQUITY FUND                                              XXX
     OPTIMUM GROWTH FUND                                            XXX
     MORE INFORMATION ABOUT RISK                                    XXX
     EACH FUND'S OTHER INVESTMENTS                                  XXX
     EACH FUND'S INVESTMENT OBJECTIVE                               XXX
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS                  XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES                 XXX
     DISTRIBUTION OF FUND SHARES                                    XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                             XXX
     FINANCIAL HIGHLIGHTS                                           XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
     EXCELSIOR FUNDS, INC. AND EXCELSIOR INSTITUTIONAL TRUST        Back Cover

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

THE ADVISER'S EQUITY INVESTMENT STRATEGY

The Adviser manages each Fund's investments with a view toward long-term success. The Adviser's strategy generally does not change with short-term variations in financial markets.

The Adviser begins with a belief that all worthwhile investments are grounded in value and that it is possible to identify fundamental values that, eventually, should be reflected in the market prices of Fund investments. The Adviser seeks to identify these fundamental values through its constant assessment of the security's value to its market price. The Adviser frequently selects Fund investments using the following criteria:

     OPPORTUNITY: Industries and companies may be positioned to provide solutions to or benefit from complex problems. Examples of these would be the aging of the U.S. population or the need to enhance industrial productivity.

     TRANSACTION VALUE: Companies may have real underlying asset values greater than their market prices. Differences between a company's real asset value and the price of its shares often are corrected over time through restructuring or other business combinations.

     EARLY LIFE CYCLE: Companies may have products that are in the earlier stages of development or that seek to exploit new markets. Over time, the value of such companies may come to be recognized in the market.

BLENDED EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                 Long-term capital appreciation

INVESTMENT FOCUS                Common stocks of U.S. companies

SHARE PRICE VOLATILITY          High

PRINCIPAL INVESTMENT STRATEGY   Invests in common stocks that the Adviser
                                believes are undervalued in the market

INVESTOR PROFILE                Investors seeking growth of capital, and who are
                                willing to accept the risks of investing in equity securities

INVESTMENT STRATEGY OF THE BLENDED EQUITY FUND

The Blended Equity Fund invests primarily in large capitalization common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and types of companies. The Fund may invest in companies of any size, including small, high growth companies.

The Adviser takes a long-term approach to managing the Fund and tries to identify companies with characteristics that will lead to future earnings growth or recognition of their true value. The Adviser looks for companies that are positioned to provide solutions to or benefit from complex social and economic trends, or whose products are early in their life cycle and will experience accelerating growth in the future. In addition, the Adviser invests a smaller portion of the Fund's assets in a quantitatively selected segment of large capitalization U.S. companies designed to complement the Fund's core holdings and reduce portfolio volatility. In considering whether to sell one or more portfolio holdings, the Adviser will generally seek to minimize the tax impact of any such sale(s).

PRINCIPAL RISKS OF INVESTING IN THE BLENDED EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                   1989                         X.XX%
                                   1990                         X.XX%
                                   1991                         X.XX%
                                   1992                         X.XX%
                                   1993                         X.XX%
                                   1994                         X.XX%
                                   1995                         X.XX%
                                   1996                         X.XX%
                                   1997                         X.XX%
                                   1998                         X.XX%

                               BEST QUARTER                WORST QUARTER
                                   X.XX%                        X.XX%
                                 (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO1.PERFORMANCE.TABLE.INDEX1.NAME].

                                      1 YEAR     5 YEARS    10 YEARS
----------------------------------------------------------------------
Blended Equity Fund                   X.XX%       X.XX%      X.XX%
[insert index name]                   X.XX%       X.XX%      X.XX%


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                            .XX%
Other Expenses
  Administrative Servicing Fee                           .XX%
  Other Operating Expenses                               .XX%
Total Other Expenses                                                .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

       BLENDED EQUITY FUND                                                 ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

VALUE AND RESTRUCTURING FUND

FUND SUMMARY

INVESTMENT GOAL                         Long-term capital appreciation

INVESTMENT FOCUS                        Equity securities of U.S. issuers

SHARE PRICE VOLATILITY                  High

PRINCIPAL INVESTMENT STRATEGY           Investing in common stocks of companies
                                        which the Adviser believes are
                                        undervalued by the market and whose
                                        share price are expected to benefit from the value created through restructuring or industry consolidation

INVESTOR PROFILE                        Investors seeking long-term capital
                                        appreciation, and who are willing to
                                        bear the risks of investing in equity
                                        securities of issuers expected to
                                        experience a restructuring or business
                                        combination

INVESTMENT STRATEGY OF THE VALUE AND RESTRUCTURING FUND

The Value and Restructuring Fund invests primarily in common stocks of U.S. and, to a lesser extent, foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company's assets, but where the Adviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-off or reorganization, will offer significant value to the issuer and increase its investment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of different industries.

PRINCIPAL RISKS OF INVESTING IN THE VALUE AND RESTRUCTURING FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The Fund is also subject to the risk that equity securities of issuers expected to experience a restructuring or business combination may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                          1993                        X.XX%
                          1994                        X.XX%
                          1995                        X.XX%
                          1996                        X.XX%
                          1997                        X.XX%
                          1998                        X.XX%

                      BEST QUARTER                WORST QUARTER
                         X.XX%                        X.XX%
                       (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO3.PERFORMANCE.TABLE.INDEX1.NAME].

                                           1 YEAR   5 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------
Value and Restructuring Fund               X.XX%     X.XX%         X.XX%*
[insert index name]                        X.XX%     X.XX%         X.XX%**

*   Since December 31, 1992
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                             .XX%
Other Expenses
  Administrative Servicing Fee                         .XX%
  Other Operating Expenses                             .XX%
Total Other Expenses                                                 .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

       VALUE AND RESTRUCTURING FUND                                        ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

SMALL CAP FUND

FUND SUMMARY

INVESTMENT GOAL                        Capital appreciation

INVESTMENT FOCUS                       Equity securities of small cap U.S.
                                       issuers

SHARE PRICE VOLATILITY                 High

PRINCIPAL INVESTMENT STRATEGY          Investing in equity securities of smaller
                                       companies that are expected to achieve
                                       substantial long-term earnings growth

INVESTOR PROFILE                       Investors seeking capital appreciation,
                                       and who are willing to tolerate the risks of investing in smaller companies

INVESTMENT STRATEGY OF THE SMALL CAP FUND

The Small Cap Fund invests primarily in equity securities of smaller U.S.-based companies that are in the early stages of development and which the Adviser believes have the potential to achieve substantial long-term earnings growth.

In selecting investments for the Fund, the Adviser applies a bottom-up investment approach designed to identify innovative companies whose potential is not yet reflected in their market values. Generally, the Fund invests in companies with market capitalizations of $1.5 billion or less, but the Adviser also considers to a lesser degree larger or more mature companies engaged in new or higher growth operations that the Adviser believes will result in accelerated earnings growth.

PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                          1993                        X.XX%
                          1994                        X.XX%
                          1995                        X.XX%
                          1996                        X.XX%
                          1997                        X.XX%
                          1998                        X.XX%

                      BEST QUARTER                WORST QUARTER
                         X.XX%                        X.XX%
                       (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO4.PERFORMANCE.TABLE.INDEX1.NAME].

                               1 YEAR       5 YEARS      SINCE INCEPTION
--------------------------------------------------------------------------------
Small Cap Fund                 X.XX%        X.XX%        X.XX%*
[insert index name]            X.XX%        X.XX%        X.XX%**

*   Since December 31, 1992
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


--------------------------------------------------------------------------------
Investment Advisory Fees                                            .XX%
Other Expenses
  Administrative Servicing Fee                        .XX%
  Other Operating Expenses                            .XX%
Total Other Expenses                                                .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

     SMALL CAP FUND                                                        ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                     Long-term return

INVESTMENT FOCUS                    Common stocks of large U.S. companies

SHARE PRICE VOLATILITY              High

PRINCIPAL INVESTMENT STRATEGY       Invests in common stocks of large companies
                                    that the Adviser believes have above-average growth prospects

INVESTOR PROFILE                    Investors seeking growth of capital, and who
                                    are willing to accept the risks of investing in equity securities of larger companies

INVESTMENT STRATEGY OF THE LARGE CAP GROWTH FUND

The Large Cap Growth Fund invests primarily in common stocks of large U.S. companies with market capitalizations over $5 billion that the Adviser believes have above-average growth prospects.

The Adviser takes a long-term approach to managing the Fund and invests in companies with characteristics that it believes will lead to future earnings growth or recognition of their true value. In selecting particular investments, the Adviser applies a bottom-up investment approach designed to identify the best companies in the most rapidly growing industries. Frequently, these are well established companies that are positioned to provide solutions to or benefit from complex social and economic trends. However, the Fund also may invest in smaller, high growth companies when the Adviser expects their earnings to grow at an above-average rate.

PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                         1998                         X.XX%

                      BEST QUARTER                WORST QUARTER
                         X.XX%                        X.XX%
                        (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO5.PERFORMANCE.TABLE.INDEX1.NAME].

                                             1 YEAR    SINCE INCEPTION
----------------------------------------------------------------------
Large Cap Growth Fund                         X.XX%         X.XX%*
[insert index name]                           X.XX%         X.XX%**

*   Since October 1, 1997
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


--------------------------------------------------------------------------------
Investment Advisory Fees                                             .XX%
Other Expenses
  Administrative Servicing Fee                        .XX%
  Other Operating Expenses                            .XX%
Total Other Expenses                                                 .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

       LARGE CAP GROWTH FUND                                               ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

ENERGY AND NATURAL RESOURCES FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation

INVESTMENT FOCUS                   Equity securities of U.S. and foreign energy
                                   and natural resources companies

SHARE PRICE VOLATILITY             High

PRINCIPAL INVESTMENT STRATEGY      Investing in equity securities of U.S. and
                                   foreign issuers engaged in the energy and natural resources groups of industries

INVESTOR PROFILE                   Investors seeking long-term growth of
                                   capital, and who are willing to accept
                                   the risks of investing in a non-diversified portfolio of energy and natural resources companies

INVESTMENT STRATEGY OF THE ENERGY AND NATURAL RESOURCES FUND

The Energy and Natural Resources Fund invests primarily in equity securities of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or other natural resources and companies that develop technologies and furnish supplies and services to these companies. In selecting investments for the Fund, the Adviser takes a long-term approach and seeks to identify companies whose value is not recognized in the prices of their securities or with characteristics that will lead to above-average earnings growth.

Energy companies normally will constitute a significant portion of the Fund's investments, and the Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest a portion of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund invests in companies of any size, including small, high growth companies.

PRINCIPAL RISKS OF INVESTING IN THE ENERGY AND NATURAL RESOURCES FUND

The Fund is subject to the risk that the securities of issuers in the same industry that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                         1993                        X.XX%
                         1994                        X.XX%
                         1995                        X.XX%
                         1996                        X.XX%
                         1997                        X.XX%
                         1998                        X.XX%

                     BEST QUARTER                WORST QUARTER
                         X.XX%                       X.XX%
                       (X/X/XX)                    (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO1.PERFORMANCE.TABLE.INDEX1.NAME].

                                         1 YEAR     5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
Energy and Natural Resources Fund         X.XX%      X.XX%          X.XX%*
[insert index name]                       X.XX%      X.XX%          X.XX%**

*        Since December 31, 1992
**       Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                            .XX%
Other Expenses
  Administrative Servicing Fee                        .XX%
  Other Operating Expenses                            .XX%
Total Other Expenses                                                .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

        ENERGY AND NATURAL RESOURCES FUND                                  ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

REAL ESTATE FUND

FUND SUMMARY

INVESTMENT GOAL                   Current income and long-term capital
                                  appreciation

INVESTMENT FOCUS                  Equity securities of companies engaged in the
                                  real estate business

SHARE PRICE VOLATILITY            High

PRINCIPAL INVESTMENT STRATEGY     Investing in equity securities of real estate
                                  investment trusts (REITs) and other issuers engaged in the real estate industry

INVESTOR PROFILE                  Investors seeking current income and long-term
                                  growth of capital, and who are willing to accept the risks of investing in a non-diversified portfolio of real estate issuers

INVESTMENT STRATEGY OF THE REAL ESTATE FUND

The Real Estate Fund invests primarily in REITs and other publicly-traded equity securities of U.S. and, to a lesser extent, foreign companies engaged in the real estate industry. REITs pool investors' funds for investment directly in real estate (equity REITs), real estate loans (mortgage REITs), or a combination of the two (hybrid REITs). The Fund intends to invest primarily in equity and hybrid REITs. The Fund also invests in other issuers engaged in the real estate business, such as developers, mortgage lenders and servicers, construction companies and building material suppliers.

The Adviser takes a long-term approach to managing the Fund and seeks to identify companies with characteristics that will lead to above-average earnings growth. The Adviser analyzes demographic and macroeconomic factors to determine regional allocations. Based on its regional allocations, the Adviser selects particular investments based on its analysis of valuation relative to underlying real estate values.

PRINCIPAL RISKS OF INVESTING IN THE REAL ESTATE FUND

The Fund is subject to the risk that the securities of issuers in the same industry that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund's investments in the securities of REITs and companies principally engaged in the real estate industry may subject the Fund to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs are dependent on specialized management skills and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                          1997                        X.XX%
                          1998                        X.XX%

                       BEST QUARTER                WORST QUARTER
                          X.XX%                       X.XX%
                        (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO2.PERFORMANCE.TABLE.INDEX1.NAME].

                                             1 YEAR    SINCE INCEPTION
----------------------------------------------------------------------
Real Estate Fund                             X.XX%     X.XX%*
[insert index name]                          X.XX%     X.XX%**

*  Since October 1, 1997
** Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                            .XX%
Other Expenses
  Administrative Servicing Fee                        .XX%
  Other Operating Expenses                            .XX%
Total Other Expenses                                                .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

        REAL ESTATE FUND                                                   ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                      Long-term capital appreciation

INVESTMENT FOCUS                     Common stocks of U.S. companies

SHARE PRICE VOLATILITY               High

PRINCIPAL INVESTMENT STRATEGY        Investing in common stocks that the Adviser
                                     believes are undervalued by the market

INVESTOR PROFILE                     Investors seeking growth of capital, and
                                     who are willing to accept the risks of
                                     investing in equity securities

INVESTMENT STRATEGY OF THE VALUE EQUITY FUND

The Value Equity Fund invests primarily in common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes are undervalued at current market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and the Fund may invest in companies of any size, including small, high growth companies.

In selecting investments for the Fund, the Adviser combines fundamental research with valuation constraints to identify companies trading at what the Adviser believes are reasonable prices and displaying characteristics expected to lead to greater recognition of true value. The Adviser believes that events such as restructuring activities and industry consolidations can be the catalysts necessary to realize this value.

PRINCIPAL RISKS OF INVESTING IN THE VALUE EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its undervalued equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                        1998                        X.XX%

                     BEST QUARTER                WORST QUARTER
                        X.XX%                       X.XX%
                      (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO1.PERFORMANCE.TABLE.INDEX1.NAME].

                                             1 YEAR    SINCE INCEPTION
----------------------------------------------------------------------
Value Equity Fund (Shares)                   X.XX%          X.XX%*
[insert index name]                          X.XX%          X.XX%**

*        Since January 15, 1997
**       Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                   SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            .XX%
Distribution (12b-1) Fees                                           .XX%
Other Expenses
  Administrative Servicing Fee                        .XX%
  Other Operating Expenses                            .XX%
Total Other Expenses                                                .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

                       VALUE EQUITY FUND (SHARES)                          ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

OPTIMUM GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                         Superior, risk-adjusted total return

INVESTMENT FOCUS                        Common stocks of U.S. companies

SHARE PRICE VOLATILITY                  High

PRINCIPAL INVESTMENT STRATEGY           Invests in common stocks that the
                                        Adviser believes have strong growth
                                        prospects

INVESTOR PROFILE                        Investors seeking total return, and who
                                        are willing to accept the risks of
                                        investing in equity securities

INVESTMENT STRATEGY OF THE OPTIMUM GROWTH FUND

The Optimum Growth Fund invests primarily in common stocks of U.S. companies that the Adviser believes have growth prospects that exceed those of the overall market. The Fund generally invests in mid- to large-capitalization companies in a variety of industries.

The Adviser takes a long-term approach to managing the Fund and tries to identify high quality companies with consistent or rising earnings growth records. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. In addition to its core portfolio selections, the Adviser further diversifies Fund investments with a structured segment of issuers included in the Russell 1000 Growth Index, which includes growth-oriented issuers selected from among the 1000 largest U.S. issuers. From this universe, the Adviser systematically selects companies that it believes, based on quantitative screening, complement the issuers in the Fund's core portfolio.

PRINCIPAL RISKS OF INVESTING IN THE OPTIMUM GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization U.S. stocks may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                          1997                        X.XX%
                          1998                        X.XX%

                       BEST QUARTER                WORST QUARTER
                          X.XX%                       X.XX%
                        (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO2.PERFORMANCE.TABLE.INDEX1.NAME].

                                             1 YEAR    SINCE INCEPTION
----------------------------------------------------------------------
Optimum Growth Fund (Shares)                 X.XX%          X.XX%*
[insert index name]                          X.XX%          X.XX%**

*    Since July 3, 1996
**   Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                  SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            .XX%
Distribution (12b-1) Fees                                           .XX%
Other Expenses
  Administrative Servicing Fee                        .XX%
  Other Operating Expenses                            .XX%
Total Other Expenses                                                .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

     OPTIMUM GROWTH FUND (SHARES)                                          ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

MORE INFORMATION ABOUT RISK

EQUITY RISK - Equity securities include public and privately issued             All Funds
equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.
Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are fixed income        Real Estate Fund
securities representing an interest in a pool of underlying mortgage loans.  They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

FOREIGN SECURITY RISKS - Investments in securities of foreign companies         All Funds
or governments can be more volatile than investments in U.S. companies or governments.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.  Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.  Some foreign governments levy withholding taxes against dividend and interest income.  Although a portion of these taxes is


                                 Page 28 of 41

recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

CURRENCY RISK - Investments in foreign securities denominated in foreign        All Funds
currencies involve additional risks, including:

- A Fund may incur substantial costs in connection with conversions between various currencies.

- Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

YEAR 2000 RISK - The Funds depend on the smooth functioning of computer         All Funds
systems in almost every aspect of their business.  Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900.  This is commonly known as the "Year 2000
Problem."  The Adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use.  Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels.  At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem.  In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for         All Funds
the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Funds and their shareholders.

EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold cash and/or invest up to 100% of its assets in short-term investments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

EACH FUND'S INVESTMENT OBJECTIVE

The Blended Equity Fund seeks long-term capital appreciation.

The Value and Restructuring Fund seeks long-term capital appreciation.

The Small Cap Fund seeks long-term capital appreciation.

The Large Cap Growth Fund seeks superior, risk-adjusted total return. This objective may be changed without shareholder approval.

The Energy and Natural Resources Fund seeks to provide long-term capital appreciation.

The Real Estate Fund seeks current income and long-term capital appreciation. This objective may be changed without shareholder approval.

The Value Equity Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

The Optimum Growth Fund seeks superior, risk-adjusted total return. This objective may be changed without shareholder approval.

INVESTMENT ADVISER

United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System.

U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Directors of Excelsior Funds, Inc. and the Board of Trustees of Excelsior Institutional Trust supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

        BLENDED EQUITY FUND                                             ___%
        VALUE AND RESTRUCTURING FUND                                    ___%
        SMALL CAP FUND                                                  ___%
        LARGE CAP GROWTH FUND                                           ___%
        ENERGY AND NATURAL RESOURCES FUND                               ___%
        REAL ESTATE FUND                                                ___%
        VALUE EQUITY FUND                                               ___%
        OPTIMUM GROWTH FUND                                             ___%

PORTFOLIO MANAGERS

Leigh H. Weiss and Bruce Tavel have served as the Blended Equity Fund's portfolio co-managers since 1997. Mr. Weiss, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1993. Prior to joining U.S. Trust, Mr. Weiss was a portfolio manager with Goldman, Sachs & Co. Mr. Tavel, a Managing Director and head of U.S. Trust's Structured Investments Division, has been with U.S. Trust since 1980. Mr. Weiss and Mr. Tavel are primarily responsible for the day to day management of the Blended Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

David J. Williams has served as the Value and Restructuring Fund and Value Equity Fund portfolio manager since their inceptions. Mr. Williams, a Managing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1987. Mr. Williams is primarily responsible for the day to day management of the Value and Restructuring and the Value Equity Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Timothy Pettee and Margaret Doyle have served as the Small Cap Fund's portfolio co-managers since 1998. Mr. Pettee, a Managing Director and Director of Equity Research, has been with U.S. Trust since 1998. Prior to joining U.S. Trust, Mr. Pettee was a Vice President and fund manager with Alliance Capital Management in New York. Ms. Doyle, a Vice President in U.S. Trust's equity research division, has been with U.S. Trust since 1998. From 1996 to 1998, Ms. Doyle was a Vice President and Investment Officer with J&W Seligman & Co. in New York. From 19___ to 1996, Ms. Doyle was an Equity Research Analyst with Solomon Brothers, Inc. in New York. Mr. Pettee and Ms. Doyle are primarily responsible for the day to day management of the Small Cap Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

All investment decisions for the Large Cap Growth Fund and the Optimum Growth Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee. United States Trust Company of New York provides its investment advisory services to the Large Cap Growth Fund and the Optimum Growth Fund primarily through its Campbell Cowperthwait division.

Michael E. Hoover has served as the Energy and Natural Resources Fund's portfolio manager since 1995. Mr. Hoover, Senior Vice President and Senior Analyst, has been with U.S. Trust since 1989. Mr. Hoover is primarily responsible for the day to day management of the Energy and Natural Resources Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Joan Ellis has served as the Real Estate Fund's portfolio manager or co-manager since its inception. Ms. Ellis, Senior Vice President in the Investment Research Division, has been with U.S. Trust since 1984. Ms. Ellis is primarily responsible for the day to day management of the Real Estate Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.


HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
-   Mail
-   Telephone
-   Wire, or
-   Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Excelsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Funds, Inc." (or "Excelsior Institutional Trust" for Shares of the Value Equity or Optimum Growth Funds) and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA #021000021
Excelsior Funds, Account Number 9102732915

For Further Credit To:
Excelsior Funds
Wire Control Number
Excelsior Funds Account Registration (including account number)

Investors making initial investments by wire must promptly complete the enclosed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.


MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund (except for the Value Equity or Optimum Growth Funds, where there is no minimum initial investment).

Your subsequent investments must be made in amounts of at least $50, except that there is no minimum subsequent investment for the Value Equity or Optimum Growth Funds.

A Fund may accept investments of smaller amounts at its discretion.


AUTOMATIC INVESTMENT PROGRAM

If you have a checking, money market or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.


HOW TO SELL YOUR FUND SHARES

You may sell shares directly by:
-    Mail
-    Telephone, or
-    Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280) or for the Value Equity or Optimum Growth Funds, call (800) 909-1989 (from overseas, call
(617) 557-1755).

You may sell your shares by sending a written request for redemption to:

         Excelsior Funds, Inc. (or Excelsior Institutional Trust)
         c/o Chase Global Funds Services Company
         P.O. Box 2798
         Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares on any Business Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280) or for the Value Equity or Optimum Growth Funds, call (800) 909-1989 (from overseas, call (617) 557-1755). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.


SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other shareholders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500.

IF YOU RECENTLY PURCHASED SHARES BY CHECK YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.


AUTHORIZED INTERMEDIARIES

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


SHAREHOLDER SERVICING

The Funds are permitted to pay a shareholder servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

DISTRIBUTION OF FUND SHARES

The Value Equity and Optimum Growth Funds have adopted a distribution plan that allows Shares of the Funds to pay distribution out of its own assets and not out of the assets of the Funds. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets, are as follows:

     Value Equity Fund              0.35%
     Optimum Growth Fund            0.35%

The Funds' distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund distributes its income quarterly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its affiliates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

Each Fund may be able to pass along a tax credit for foreign income taxes they pay. The Fund will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by ___________________, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8280).

                              EXCELSIOR FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST

INVESTMENT ADVISER

United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

DISTRIBUTOR

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAIs dated August 1, 1999 include detailed information about Excelsior Funds, Inc. and Excelsior Institutional Trust. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Excelsior Funds, Inc. call (800) 466-1012 (FROM OVERSEAS, CALL
(617) 557-8280) Excelsior Institutional Trust call (800) 909-1989 (FROM OVERSEAS, CALL (617) 577-1755)

BY MAIL:
Excelsior Funds, Inc. or Excelsior Institutional Trust
73 Tremont Street
Boston, Massachusetts  02108-3913

BY E-MAIL:  [VAR:FUND.EMAILADDRESS]]

BY INTERNET:  [VAR:FUND.INTERNETADDRESS]]

FROM THE SEC: You can also obtain the SAIs or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc. and Excelsior Institutional Trust, from the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. Excelsior Funds, Inc.'s and Excelsior Institutional Trust's Investment Company Act registration numbers are 811-4088 and 811-8490, respectively.

                           EXCELSIOR INSTITUTIONAL TRUST

                                    Equity Fund
                                 Value Equity Fund
                                Optimum Growth Fund
                             International Equity Fund
                                    Income Fund
                               Total Return Bond Fund




                        STATEMENT OF ADDITIONAL INFORMATION




                                   August 1, 1999



     This Statement of Additional Information pertains to the Shares and Institutional Shares of the Value Equity and Optimum Growth Funds, and the Institutional Shares of the Equity, Income, Total Return Bond and International Equity Funds (each, a "Fund" and collectively, the "Funds") of Excelsior Institutional Trust. This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses for the Funds dated August 1, 1999 (the "Prospectuses"). Copies of the Prospectuses may be obtained by writing Excelsior Institutional Trust c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012 (Shares) or (800) 909-1989 (Institutional Shares). Capitalized terms not otherwise defined have the same meaning as in the Prospectuses.

     The audited financial statements and related reports of _______________, independent auditors, contained in the annual reports to the Funds' shareholders for the fiscal year ended ______________ are incorporated herein by reference in the section entitled "Financial Statements." No other parts of the annual reports are incorporated herein by reference. Copies of the annual reports may be obtained upon request and without charge by calling (800) 446-1012 (Shares) or (800) 909-1989 (Institutional Shares).

                                 TABLE OF CONTENTS

                                                                           PAGE

CLASSIFICATION AND HISTORY . . . . . . . . . . . . . . . . . . . . . . . . . 1
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS. . . . . . . . . . . . . . . . . 1
     Investment Philosophy and Strategies. . . . . . . . . . . . . . . . . . 1
     Additional Investment Policies. . . . . . . . . . . . . . . . . . . . . 3
     Additional Information on Portfolio Instruments . . . . . . . . . . . . 5
     Investment Limitations. . . . . . . . . . . . . . . . . . . . . . . . .27
PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .30
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .34
PORTFOLIO VALUATION AND DETERMINATION OF NET ASSET VALUE . . . . . . . . . .39
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION . . . . . . . . . . . . . . .40
     Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .41
     Redemption Procedures . . . . . . . . . . . . . . . . . . . . . . . . .43
     Other Redemption Information. . . . . . . . . . . . . . . . . . . . . .45
INVESTOR PROGRAMS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .46
     Systematic Withdrawal Plan. . . . . . . . . . . . . . . . . . . . . . .46
     Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .46
     Retirement Plans. . . . . . . . . . . . . . . . . . . . . . . . . . . .47
     Automatic Investment Program. . . . . . . . . . . . . . . . . . . . . .47
     Additional Information. . . . . . . . . . . . . . . . . . . . . . . . .48
RULE 12B-1 DISTRIBUTION PLAN . . . . . . . . . . . . . . . . . . . . . . . .48
MANAGEMENT OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . .49
     Investment Advisory Services. . . . . . . . . . . . . . . . . . . . . .55
     Administrators. . . . . . . . . . . . . . . . . . . . . . . . . . . . .58
     Banking Laws. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .59
     Shareholder Organizations . . . . . . . . . . . . . . . . . . . . . . .60
     Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .61
     Transfer Agent and Custodian. . . . . . . . . . . . . . . . . . . . . .61
INDEPENDENT AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . . .62
COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .62
TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .62
TAXATION OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . . .62
     Taxation of Distributions . . . . . . . . . . . . . . . . . . . . . . .65
     Other Taxation. . . . . . . . . . . . . . . . . . . . . . . . . . . . .65
DESCRIPTION OF THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . .66
MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .68
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .68
APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

                              CLASSIFICATION AND HISTORY

          Excelsior Institutional Trust (the "Trust") is an open-end, management investment company. Each Fund is a separate series of the Trust and is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a business trust under the laws of the State of Delaware on April 27, 1994. Prior to March 15, 1999, the Equity Fund, Value Equity Fund, Optimum Growth Fund, Income Fund, Total Return Bond Fund and International Equity Fund were known as the Institutional Equity Fund, Institutional Value Equity Fund, Institutional Optimum Growth Fund, Institutional Income Fund, Institutional Total Return Bond Fund and Institutional International Equity Fund, respectively.


                     INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

          The following information supplements the description of the investment objectives, strategies and risks of the Funds as set forth in the Prospectuses. The investment objective of each Fund may be changed without shareholder approval. Except as expressly noted below, each Fund's investment policies also may be changed without shareholder approval.

INVESTMENT PHILOSOPHY AND STRATEGIES

          In managing investments for the Funds, the Adviser follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. Its approach begins with the conviction that all worthwhile investments are grounded in value. The Adviser believes that an investor can identify fundamental values that eventually should be reflected in market prices, such that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

          The Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

     1. PROBLEM/OPPORTUNITY COMPANIES. Important investment opportunities often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by the Equity Fund's investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

     2. TRANSACTION VALUE COMPANIES. In the opinion of the Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are often corrected by purchase and sale, restructuring of the company, or market recognition of a company's actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

     3. EARLY LIFE CYCLE COMPANIES. Investments in Early Life Cycle companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Funds' investments in early life cycle companies are primarily in younger, small to medium-sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

          To complete the Adviser's investment philosophy in managing the Funds, the three portfolio strategies discussed above are applied in concert with other longer-term investment "themes" to identify investment opportunities. The Adviser believes these longer-term themes represent strong and inexorable trends. The Adviser also believes that understanding the instigation, catalysts and effects of these longer-term trends should help to identify companies that are beneficiaries of these trends.

ADDITIONAL INVESTMENT POLICIES

EQUITY, VALUE EQUITY AND OPTIMUM GROWTH FUNDS

          Under normal market and economic conditions, the Equity, Value Equity and Optimum Growth Funds will invest at least 65% of their respective total assets in common stock, preferred stock and securities convertible into common stock. Normally, not more than 35% of each Fund's total assets may be invested in other securities and instruments including, e.g., investment-grade debt securities, warrants, options, and futures instruments as described in more detail below. The Funds may hold cash or invest without limitation in U.S. government securities, high quality money market instruments and repurchase agreements collateralized by the foregoing obligations, if deemed appropriate by the Adviser for temporary defensive purposes.

          Portfolio holdings will include equity securities of companies having capitalizations of varying amounts, and the Funds may invest in the securities of high growth, small companies when the Adviser expects earnings and the price of the securities to grow at an above-average rate. The equity securities of small companies have historically been characterized by greater volatility of returns, greater total returns and lower dividend yields than equity securities of large companies. As a result, there may be a greater fluctuation in the value of a Fund's shares, and a Fund may be required, in order to satisfy redemption requests or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

          The Equity, Value Equity and Optimum Growth Funds may invest directly or indirectly in the securities of foreign issuers. The Funds currently do not expect to invest more than 30% of their respective total assets at the time of purchase in such securities.

INCOME AND TOTAL RETURN BOND FUNDS

          The Income and Total Return Bond Funds may invest in the following types of securities: corporate debt obligations such as bonds, debentures, obligations convertible into common stocks and money market instruments; preferred stocks; and obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities. The Funds are also permitted to enter into repurchase agreements, and may from time to time invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest of which is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Obligations"). The Adviser will consider investments in Municipal Obligations for the Funds when the Adviser believes that the total return on such securities is attractive relative to that of taxable securities.

          Under normal market conditions, at least 65% of the Income and Total Return Bond Funds' respective total assets will be invested in investment-grade bonds that are rated within the three highest ratings of Moody's Investors Service, Inc. ("Moody's") or Standard &

Poor's Ratings Services ("S&P") (or are unrated obligations considered to be of comparable credit quality by the Adviser). "Investment-grade bonds" are bonds and other debt instruments that are rated within the four highest ratings of Moody's or S&P (or are unrated obligations considered to be of investment grade by the Adviser) and U.S. government obligations and money market instruments of the types described below. When, in the opinion of the Adviser, a defensive investment posture is warranted, each of these Funds may invest temporarily and without limitation in high quality, short-term money market instruments.

          The Income Fund may invest up to 35% of its total assets, and the Total Return Bond Fund may invest up to 5% of its total assets, in bonds rated below investment grade. Investments in obligations rated below the four highest ratings of S&P and Moody's ("junk bonds") have different risks than investments in securities that are rated investment grade. Risk of loss upon default by the borrower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual corporate developments and increasing interest rates, than are investment grade issuers. As a result, the market price of such securities, and the net asset value of a Fund's shares, may be particularly volatile. Additional risks associated with lower-rated fixed-income securities are (a) the relative youth and growth of the market for such securities, (b) the sensitivity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for such securities, (e) the impact that legislation may have on the high yield bond market (and, in turn, on a Fund's net asset value and investment practices), (f) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby a Fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities, and (g) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a lower-rated debt obligation held by a Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Finally, a Fund's trading in fixed-income securities to achieve capital appreciation entails risks that capital losses rather than gains will result. See Appendix A for a more detailed explanation of these ratings.

          The Income and Total Return Bond Funds may invest up to 25% of their respective total assets in (a) preferred stocks and (b) U.S. dollar-denominated debt obligations of (i) foreign issuers, including foreign corporations and foreign governments, and (ii) U.S. companies issued outside the United States. The Funds will not invest in common stocks, and any common stocks received through conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

INTERNATIONAL EQUITY FUND

          Under normal market and economic conditions, the International Equity Fund will invest at least 75% of its assets in foreign equity securities. Foreign equity securities may include common stock, preferred stock, securities convertible into common or preferred stock and warrants issued by companies domiciled outside of the United States and shares of U.S. registered investment companies that invest primarily in foreign securities. While there are no prescribed limits on geographic distributions, the Fund normally will hold securities of issuers collectively having their principal place of business in no fewer than three foreign countries. For cash management purposes, the Fund may invest up to 25% of its assets on a continuous basis in cash or short-term instruments such as commercial paper, bank obligations, U.S. government and agency securities maturing within one year, notes and other investment-grade debt securities of various maturities, and repurchase agreements collateralized by these securities. Under unusual economic and market conditions, the Fund may restrict the securities markets in which its assets are invested and may invest without limitation in any combination of high quality domestic or foreign money market instruments.

          Convertible debt securities purchased by the Fund will be rated investment grade by Moody's or S&P if such a rating is available. To be deemed investment grade, debt securities must carry a rating of at least "Baa" from Moody's or "BBB" from S&P. If unrated, as is the case with most foreign securities, convertible debt securities purchased by the Fund will be deemed to be comparable in quality to securities rated investment grade by the Adviser under the supervision of the Board of Trustees of the Trust. With respect to securities rated "Baa" by Moody's or "BBB" by S&P (the lowest of the top four investment rankings), or deemed to be comparable in quality to such securities, interest and principal payments are regarded as adequate for the present; however, these securities may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds. The Fund will sell in an orderly fashion as soon as possible any debt securities it holds if they are downgraded below "Baa" by Moody's or "BBB" by S&P. The Fund may purchase securities both on recognized stock exchanges and in over-the-counter markets. Most of the Fund's portfolio transactions will be effected in the primary trading market for the given security.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

          GOLD BULLION

          The International Equity Fund may invest up to 5% of its total assets in gold bullion by purchasing gold bars primarily of standard weight (approximately 400 troy ounces) at the best available prices in the New York bullion market. However, the Adviser will have discretion to purchase or sell gold bullion in other markets, including foreign markets, if better prices can be obtained. Gold bullion is valued by the Fund at the mean between the closing bid and asked prices in the New York bullion market as of the close of the New York Stock Exchange each business day. When there is no readily available market quotation for gold bullion, the bullion will be valued by such method as determined by the Trust's Board of Trustees to best reflect its fair value. For purpose of determining net asset value, gold held by the Fund will be valued in U.S. dollars.

Investments in gold will not produce dividends or interest income, and the Fund can look only to price appreciation for a return on such investments.

          U.S. GOVERNMENT AND AGENCY SECURITIES

          Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others are supported only by the credit of the agency or instrumentality. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

          SECURITIES LENDING

          To increase return on its portfolio securities, each Fund may lend its portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

          VARIABLE RATE AND FLOATING RATE SECURITIES

          Each Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

          The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Adviser will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Funds. Each Fund will not invest more than 15% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are deemed illiquid. See "Investment Restrictions" below.

          PARTICIPATION INTERESTS

          Each Fund may purchase from financial institutions participation interests in securities in which such Fund may invest. A participation interest gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. government securities, or, in the case of unrated participation interests, the Adviser must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. Each Fund will not invest more than 15% of its net assets in participation interests that do not have this demand feature, and in other securities that are deemed illiquid. Currently, no Fund intends to invest more than 5% of its net assets in participation interests during the current year. See "Investment Restrictions" below.

          ILLIQUID SECURITIES

          Each Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

          Each Fund may not invest in additional illiquid securities if, as a result, more than 15% of the market value of its net assets would be invested in illiquid securities. Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

          Rule 144A securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees of the Trust. The Trustees will monitor the implementation of these guidelines on a periodic basis.
Because Rule 144A is relatively new, it is not possible to predict how markets in Rule 144A securities will develop. If trading in Rule 144A securities were to decline, these securities could become illiquid after being purchased, increasing the level of illiquidity of a Fund. As a result, a Fund holding these securities might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value.

          The Adviser will monitor the liquidity of Rule 144A securities for each Fund under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

          UNSECURED PROMISSORY NOTES

          Each Fund may also purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with such Fund's investment objectives and policies. Each Fund will invest no more than 15% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described above and as to which there is no secondary market). Currently, no Fund intends to invest any of its assets in unsecured promissory notes during the coming year. See "Investment Restrictions" below.

          REPURCHASE AGREEMENTS

          Each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Funds will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Trust's Board of Trustees. The Funds will not enter into repurchase agreements with the Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the limitations described above under "Illiquid Securities." The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

          Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Repurchase agreements are considered loans by a Fund under the 1940 Act.

          BORROWING AND REVERSE REPURCHASE AGREEMENTS

          Each Fund may borrow funds, in an amount up to one-third of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Securities and Exchange Commission (the "SEC") views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

          MUNICIPAL OBLIGATIONS

          The Income and Total Return Bond Funds may, when deemed appropriate by the Adviser in light of the Funds' investment objectives, invest in Municipal Obligations. Although yields on Municipal Obligations can generally be expected under normal market conditions to be lower than yields on corporate and U.S. government obligations, from time to time municipal securities have outperformed, on a total return basis, comparable corporate and federal debt obligations as a result of prevailing economic, regulatory or other circumstances. Dividends paid by the Income and Total Return Bond Funds that are derived from interest on municipal securities would be taxable to the Funds' shareholders for federal income tax purposes.

          Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

          The two principal classifications of Municipal Obligations which may be held by the Income and Total Return Bond Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as user fees of the facility being financed.

          The Income and Total Return Bond Funds' portfolios may also include "moral obligation" securities, which are usually issued by public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund -- the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

          There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general market conditions, the financial condition of the issuer, conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of nationally recognized statistical rating organizations ("NRSROs") such as Moody's and S&P described in Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

          The payment of principal and interest on most Municipal Obligations purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Consequently, the credit quality of these obligations is usually directly related to the credit standing of the corporate user of the facility involved.

          Among other instruments, the Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

          STAND-BY COMMITMENTS

          The Income and Total Return Bond Funds may acquire "stand-by commitments" with respect to Municipal Obligations held by them. Under a stand-by commitment, a dealer or bank agrees to purchase from a Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to a Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Stand-by commitments are exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Income and Total Return Bond Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund has paid any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Income and Total Return Bond Funds intend to enter into stand-by commitments only with banks and broker/dealers which, in the Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by a Fund will be valued at zero in determining the Fund's net asset value.

          FOREIGN SECURITIES

          Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, brokerage or other taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of particular countries or areas of the world may differ from the economy of the United States.

          It is anticipated that in most cases the best available market for foreign securities would be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. Foreign security trading practices, including those involving securities settlement where a Fund's assets may be released prior to receipt of payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In general, there is less overall governmental supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States.

          The costs attributable to investing abroad are usually higher than those attributable to investing in domestic securities for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions in foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

          Each Fund may invest in foreign securities that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

          Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. To the extent that such taxes are not offset by credits or deductions allowed to investors under the federal income tax laws, they may reduce the net return to investors.

          Each of the Equity, Value Equity, Optimum Growth and International Equity Funds may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

          The International Equity Fund may also invest indirectly in foreign securities through share entitlement certificates. Share entitlement certificates are transferable securities similar to depository receipts which are structured like global debt issues to facilitate trading on an international basis. The holder of a share entitlement certificate holds a fully collateralized obligation of the issuer the value of which is linked directly to that of the underlying foreign security.

          The introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries in the European Union ("EU"), such as the United Kingdom and Denmark, into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions and could adversely affect the value of securities held by a Fund.

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

          In accordance with their respective investment objectives and policies, the Funds may buy and sell securities (and receive interest, dividends and sale proceeds) in currencies other than the U.S. dollar. Therefore, the Funds may from time to time enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies. The cost of a Fund's spot currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

          A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. A Fund maintains with its custodian a segregated account of liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

          Each Fund may enter into forward foreign currency exchange contracts for hedging purposes in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Adviser's long-term investment decisions, the Funds will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Adviser believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

          At or before the maturity of a forward foreign currency exchange contract when a Fund has agreed to deliver a foreign currency, the Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency, and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract.

          While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, a Fund's ability to utilize forward contracts may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

          The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency-denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit a Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

          GUARANTEED INVESTMENT CONTRACTS

          Each Fund may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in a Fund which are deemed illiquid, will not exceed 15% of the Fund's net assets. The term of a GIC will be 13 months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand. Currently, each Fund intends to invest 5% or less of its respective net assets in GICs during the current year.

          WHEN-ISSUED AND FORWARD TRANSACTIONS

               Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis.
These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of their investment objectives.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a "forward commitment" to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          ZERO COUPON OBLIGATIONS

          A Fund may acquire zero coupon obligations when consistent with its investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since interest income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, a Fund, which is required for tax purposes to distribute to its shareholders a certain percentage of its income, may have to sell other securities to distribute the income prior to maturity of the zero coupon obligation.

          ASSET-BACKED SECURITIES

          If permitted pursuant to its investment objectives and policies, a Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

          The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

          Credit card receivables are generally unsecured and debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivable to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

          MORTGAGE PASS-THROUGHS AND COLLATERALIZED MORTGAGE OBLIGATIONS

          The Income and Total Return Bond Funds may purchase mortgage and mortgage-related securities such as pass-throughs and collateralized mortgage obligations that meet each Fund's selection criteria and are investment grade or of comparable quality (collectively, "Mortgage Securities"). Mortgage pass-throughs are securities that pass through to investors an undivided interest in a pool of underlying mortgages. These are issued or guaranteed by U.S. government agencies such as the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"). Other mortgage pass-throughs consist of whole loans originated and issued by private limited purpose corporations or conduits. Collateralized mortgage obligation bonds are obligations of special purpose corporations that are collateralized or supported by mortgages or mortgage securities such as pass-throughs.

          Mortgage Securities may be subject to a greater degree of market volatility as a result of unanticipated prepayments of principal. During periods of declining interest rates, the principal invested in mortgage-backed securities with high interest rates may be repaid earlier than scheduled, and the Funds will be forced to reinvest the unanticipated payments at generally lower interest rates. When interest rates fall and principal prepayments are reinvested at lower interest rates, the income that the Funds derive from mortgage-backed securities is reduced. In addition, like other fixed income securities, Mortgage Securities generally decline in price when interest rates rise.

          FUTURES CONTRACTS AND RELATED OPTIONS

          Each Fund may invest in futures contracts and options thereon. They may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" an options or futures position generally by entering into an offsetting position. Each Fund will limit its hedging transactions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total assets may be hedged.

          Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds.

The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market.

          As noted above, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          OPTIONS ON FUTURES CONTRACTS

          Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          OPTIONS

          Each Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Such options may relate to particular securities or to various stock and bond indices. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks, including a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation.
The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.

          When a Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Adviser does not anticipate significant short-term capital appreciation.

          SHORT SALES "AGAINST THE BOX"

          In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

          In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by its custodian or qualified sub-custodian. While the short sale is open, a Fund maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position.

          A Fund will not engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security (or a security convertible or exchangeable for such security), or when a Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes or for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount a Fund owns. There are certain additional transaction costs associated with short sales against the box, but a Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

          As a non-fundamental operating policy, not more than 40% of a Fund's total assets would be involved in short sales against the box.

          INVESTMENT COMPANY SECURITIES

          Each Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by each Fund within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securities.

          SHORT-TERM INSTRUMENTS

          Each Fund may invest in short-term income securities in accordance with its investment objective and policies. The Funds may also make money market investments pending other investments or settlement, or to maintain liquidity to satisfy redemption requests. In adverse market conditions and for temporary defensive purposes only, each Fund may temporarily invest its assets without limitation in short-term investments. Short-term investments include: obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities.

          The Funds may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) of the 1933 Act. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under an agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. Each Fund may purchase three types of commercial paper, as classified by exemption from registration under the 1933 Act. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under an agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. Each Fund may purchase three types of commercial paper, as classified by exemption from registration under the 1933 Act. The three types include open market, privately placed and letter of credit commercial paper. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers or directly through the issuers. Individual investor participation in the commercial paper market is very limited. "Open market" commercial paper refers to the commercial paper of any industrial, commercial, or financial institution which is openly traded, including directly issued paper. "Open market" paper's 1933 Act exemption is under Section 3(a)(3) which limits the use of proceeds to current transactions, limits maturities to 270 days and requires that the paper contain no provision for automatic rollovers. "Privately placed" commercial paper relies on the exemption from registration provided by Section 4(2) of the 1933 Act, which exempts transactions by an issuer not involving any public offering. The commercial paper may only be offered to a limited number of accredited investors. "Privately placed" commercial paper has no maturity restriction and may be considered illiquid. See "Illiquid Securities" below. "Letter of credit" commercial paper is exempt from registration under Section 3(a)(2) of the 1933 Act. It is backed by an irrevocable or unconditional commitment by a bank to provide funds for repayment of the notes. Unlike "open market" and "privately placed" commercial paper, "letter of credit" paper has no limitations on purchases.

          Each Fund may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic or foreign branches or subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit ("Yankee CDs"), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. government. A Fund will not invest more than 15% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are deemed illiquid or not readily marketable. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

          Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

          Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit ("Cds") and time deposits ("Tds"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

          Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

          In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

          The Funds will limit their short-term investments to those U.S. dollar-denominated instruments which are determined by or on behalf of the Board of Trustees of the Trust to present minimal credit risks and which are of "high quality" as determined by an NRSRO (e.g., rated P-1 by Moody's or A-1 by S&P) or, in the case of instruments which are not rated, are deemed to be of comparable quality by the Adviser under the supervision of the Board of Trustees of the Trust. The Funds may invest in obligations of banks which at the date of investment have capital, surplus and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. Investments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

          DERIVATIVE CONTRACTS AND SECURITIES

          The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that derive their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities derived from the cash flows from underlying securities, mortgages or other obligations.

          Derivative contracts and securities can be used to reduce or increase the volatility of a Fund's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. To the extent that a Fund invests in securities that could be characterized as derivatives, such as mortgage pass-throughs and collateralized mortgage obligations, it will only do so in a manner consistent with its investment objective, policies and limitations.

          CERTAIN OTHER OBLIGATIONS

          In order to allow for investments in new instruments that may be created in the future, a Fund may invest in obligations other than those listed herein, provided such investments are consistent with such Fund's investment objective, policies and restrictions.

          PORTFOLIO TURNOVER RATE

          Each Fund may sell a portfolio investment immediately after its acquisition if the Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxation" below.

          RATING SERVICES

          Ratings represent the opinions of rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluations of these securities, subject to review by the Board of Trustees of the Trust. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to dispose of the obligation, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold the obligation. A description of the ratings used herein is set forth in the Appendix to this Statement of Additional Information.

INVESTMENT LIMITATIONS

               The investment limitations enumerated below are matters of fundamental policy. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding shares. As used herein, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Trust or such Fund, or (b) 67% or more of the shares of the Trust or such Fund present at a meeting if more than 50% of the outstanding shares of the Trust or such Fund are represented at the meeting in person or by proxy. Investment limitations which are "operating policies" with respect to a Fund may be changed by the Trust's Board of Trustees without shareholder approval.

          As a matter of fundamental policy, each Fund may not:

    (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets (including such borrowing) less liabilities (not including such borrowing), it may borrow money, enter into reverse repurchase agreements, and purchase when-issued securities, and except that it may pledge, mortgage or hypothecate its assets to secure such borrowings, reverse repurchase agreements, or when-issued securities, provided that collateral arrangements with respect to options and futures, including deposits of initial margin and variation margin, are not considered a pledge of assets for purposes of this restriction, and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. The Equity, Income, Total Return Bond and International Equity Funds will not purchase securities while borrowings exceed 5% of their respective total assets;

    (2) underwrite securities issued by other persons except insofar as the Trust or a Fund may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

     (3) make loans to other persons except (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations, or (c) by purchasing debt securities of types distributed publicly or privately;

    (4) purchase or sell real estate (including limited partnership interests in partnerships substantially all of whose assets consist of real estate but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the Trust may hold and sell, for a Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

    (5) invest 25% or more of its assets in any one industry (excluding U.S. government securities); or

    (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

          With respect to the Equity, Income, Total Return Bond and International Equity Funds, none of the above-referenced fundamental investment restrictions shall prevent a Fund from investing all of its investable assets in an open-end management investment company with substantially the same investment objective and policies as the Fund.

          Each Fund will not as a matter of operating policy:

    (7) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

   (8)    invest for the purpose of exercising control or management;

   (9) purchase securities issued by any other investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers;
(b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund;

   (10) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

   (11) purchase or retain in the Fund's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or partner of the investment adviser of the Fund, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

   (12) invest more than 5% of the Fund's net assets in warrants (valued at the lower of cost or market);

   (13) make short sales of securities or maintain a short position (excluding short sales if the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of equivalent kind and amount) if such short sales represent more than 25% of the Fund's net assets (taken at market value); provided, however, that the value of the Fund's short sales of securities (excluding U.S. government securities) of any one issuer may not be greater than 2% of the value (taken at market value) of the Fund's net assets or more than 2% of the securities of any class of any issuer; or

   (14) enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its net assets would be so invested.

          Policies (7) through (14) may be changed by the Board of Trustees of the Trust without shareholder approval.

          As diversified portfolios, 75% of the assets of each Fund are represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities which for purposes of this calculation are subject to the following fundamental limitations: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. In addition, each Fund may not invest 25% or more of its assets in the securities of issuers in any one industry. These are fundamental investment policies of each Fund which may not be changed without shareholder approval. For purposes of these policies and limitations, each Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.


                               PORTFOLIO TRANSACTIONS

          Subject to the general control of the Trust's Board of Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

          Except as may be required to ensure satisfaction of certain tests applicable to regulated investment companies under the Code, portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Each Fund may engage in short-term trading to achieve its investment objective(s). Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Income Fund's and Total Return Bond Fund's turnover rates may remain higher than those of many other investment companies with similar investment objectives and policies; however, since brokerage commissions are not normally paid on instruments purchased by these Funds, portfolio turnover is not expected to have a material effect on the net asset value of either Fund. Each Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable a Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. Portfolio trading is engaged in for a Fund if the Adviser believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective.

          A Fund's purchase and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the Funds do not anticipate paying brokerage commissions in such transactions. Purchases and sales of the Income Fund's and Total Return Bond Fund's portfolio securities will usually be principal transactions without brokerage commissions. Any transactions for which a Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price.

          Allocations of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the investors in the applicable Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. In executing portfolio transactions for the Funds, the Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Adviser may also take into account the sale of Fund shares in allocating brokerage transactions.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with the Adviser, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          The Advisory Agreements provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Advisory Agreements authorize the Adviser, to the extent permitted by law and subject to the review of the Trust's Board of Trustees, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy. Such services might also include reports on global, regional, and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing and expected interest rates, and the outlook for currency relationships.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

          During the fiscal year ended March 31, 1999, the Adviser directed Fund brokerage transactions to brokers because of research services provided. The amounts of such transactions and their related commissions were as follows:


     Fund                       Amount of Transactions    Related Commission
     ----                       ----------------------    ------------------
     Equity Fund                      $________                $________
     Value Equity Fund                $________                $________
     Optimum Growth Fund              $________                $________
     International Equity Fund        $________                $________
     Income Fund                      $________                $________
     Total Return Bond Fund           $________                $________


          Portfolio securities will not be purchased from or sold to the Adviser, the distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for a Fund will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or any of its affiliates. If, however, a Fund and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for a Fund and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. Furthermore, in certain circumstances affiliates of the Adviser whose investment portfolios are managed internally, rather than by the Adviser, might seek to purchase or sell the same type of investments at the same time as a Fund. Such an event might also adversely affect that Fund.

          For the fiscal years ended March 31, 1999 and 1998, the Equity Fund paid brokerage commissions aggregating $______, and $118,960, respectively, of which $______, and $9,474, respectively, was paid to UST Securities Corp., an affiliate of the Adviser. For the same periods, the percentages of total commissions paid by the Fund to UST Securities Corp. were ____%, and 7.96%, respectively, and the percentages of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. were ____% and 8.44%, respectively. For the same periods, the average commissions per share paid by the Fund to UST Securities Corp. and other unaffiliated brokers were $______ and $______, and $0.09 and $0.07, respectively. For the fiscal period ended

March 31, 1997 the Fund paid brokerage commissions aggregating $71,134, none of which was paid to affiliates of the Adviser.

     For the fiscal years or periods ended March 31, 1999, 1998 and 1997, the Value Equity Fund paid brokerage commissions aggregating $______, $43,969 and $59,569, respectively, of which $______, $1,377 and $2,177, respectively, was paid to UST Securities Corp. For the same periods, the percentages of total commissions paid by the Fund to UST Securities Corp. were ____%, 3.13% and 3.65%, respectively, and the percentages of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. were ____%, 3.93% and 6.16%, respectively. For the same periods, the average commissions per share paid by the Fund to UST Securities Corp. and other unaffiliated brokers were $______ and $______, $0.09 and $0.06 and $0.09 and $0.08, respectively.

          For the fiscal year ended March 31, 1999, the Optimum Growth Fund paid brokerage commissions aggregating $______, of which $______ was paid to UST Securities Corp. For the same period, the percentage of total commissions paid by the Fund to UST Securities Corp. was ____%, and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. was ____%. For the same period, the average commissions per share paid by the Fund to UST Securities Corp. and other unaffiliated brokers were $______ and $______, respectively. For the fiscal year ended March 31, 1998 and for the fiscal period ended March 31, 1997, the Optimum Growth Fund paid brokerage commissions aggregating $15,289 and $11,787, respectively, none of which was paid to affiliates of the Adviser.

     For the fiscal year ended March 31, 1999, the International Equity Fund paid brokerage commissions aggregating $______, of which $______ was paid to UST Securities Corp. For the same period, the percentage of total commissions paid by the Fund to UST Securities Corp. was ____%, and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. was ____%. For the same period, the average commissions per share paid by the Fund to UST Securities Corp. and other unaffiliated brokers were $______ and $______, respectively. For the fiscal year ended March 31, 1998 and for the fiscal period ended March 31, 1997, the International Equity Fund paid brokerage commissions aggregating $108,548 and $95,258, respectively, none of which was paid to affiliates of the Adviser.

     The Trust is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1999, the following Funds held the following securities of the Trust's regular brokers or dealers or their parents:

                               PERFORMANCE INFORMATION

STANDARD PERFORMANCE INFORMATION

          From time to time, performance quotations of the Funds' Institutional Shares or Retail Shares may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

          YIELD. The Trust may provide annualized "yield" quotations for Institutional Shares of the Income and Total Return Bond Funds. The "yield" of a Fund refers to the income generated by an investment in such Fund over a thirty day or one month period. The dates of any such period are identified in all advertisements or communications containing yield quotations. Income is then annualized; that is, the amount of income generated by an investment in Institutional Shares of a Fund over a period is assumed to be generated (or remain constant) over one year and is shown as a percentage of the net asset value on the last day of that year-long period. The Funds may also advertise the "effective yields," which are calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effective yields slightly higher because of the compounding effect of the assumed reinvestment. The Income and Total Return Bond Funds may quote the standardized effective 30-day (or one month) yield for their respective Institutional Shares, calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated for each Fund's Institutional Shares according to the following formula:

                               6
          Yield = 2 (ab/cd + 1)

Where:         a =  dividends and interest earned during the period.

               b =  expenses accrued for the period (net of reimbursements).

               c = average daily number of shares outstanding that were entitled to receive dividends.

               d = maximum offering price per share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), each Fund computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. Each Fund calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and that Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula).

          For the 30-day period ended March 31, 1999, the standardized effective yield for Institutional Shares of the Income and Total Return Bond Funds was as follows: Income Fund, ______%; and Total Return Bond Fund, ______%.

          TOTAL RETURN. The Trust may provide period and annualized "total rates of return" and non-standardized total return data for Institutional Shares or Retail Shares of a Fund. The "total rate of return" refers to the change in the value of an investment in Institutional Shares or Retail Shares of a Fund over a stated period which reflects any change in net asset value per share and includes the value of any such Shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one-year period, and that all dividends and capital gains distributions are reinvested in Shares of the same class. The "average annual total return" for Institutional Shares and Retail Shares of a Fund may be quoted, and such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                1/n
                    T = [(ERV/P)    - 1]

Where:    T =   average annual total return.

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or a fractional portion thereof).

          P =   hypothetical initial payment of $1,000.

          n =   period covered by the computation, expressed in years.

          A Fund may also advertise the "aggregate total return" for its Institutional Shares and Retail Shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                    Aggregate Total Return = [(ERV/P)] - 1

          The above calculations are made assuming that (1) all dividends and capital gains distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the average annual total returns for Institutional Shares of the Equity, Value Equity, Optimum Growth, International Equity, Income and Total Return Bond Funds for the one year period ended March 31, 1999 and the period from commencement of operations* to March 31, 1999 were: ______% and ______%; ______% and ______%; ______% and ______%;
______% and ______%;  ______% and ______%; and ______% and ______%,
respectively.

          The average annual total returns for Retail Shares of the Value Equity and Optimum Growth Funds for the one year period ended March 31, 1999 and the period from commencement of operations* to March 31, 1999 were: ______% and ______%; and ______% and ______%, respectively.
____________

* Institutional Shares of the Equity and Income Funds commenced operations on January 16, 1995; Institutional Shares of the Total Return Bond Fund commenced operations on January 19, 1995; Institutional Shares of the Optimum Growth Fund commenced operations on June 1, 1996; Retail Shares of the Optimum Growth Fund commenced operations on July 3, 1996; Institutional Shares of the Value Equity Fund commenced operations on June 1, 1996; Retail Shares of the Value Equity Fund commenced operations on January 15, 1997; and Institutional Shares of the International Equity Fund commenced operations on January 24, 1995.

          PERFORMANCE RESULTS. Any yield or total return quotation provided for Institutional Shares and Retail Shares of a Fund should not be considered as representative of the performance of that Fund in the future since the net asset value of shares of that Fund will vary based not only on the type, quality and maturities of the securities held by it, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields and total return should be considered when comparing the yield and total return of Institutional Shares and Retail Shares of a Fund to yields and total rates of return published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income. Retail Shares in a Fund have different expenses than Institutional Shares which may affect performance. Any fees charged by shareholder organizations to customers that have invested in Shares and any charges to institutional investors for asset management and related services will not be included in calculations of performance.

          DISTRIBUTION RATE. Each Fund may also quote its distribution rate. Distribution rate is calculated by annualizing the per share distribution for the most recent calendar month and dividing such annualized distribution by the net asset value per share on the last day of such month.

The distribution rate of a Fund will not be used in advertising unless accompanied by standard performance measures.

COMPARISON OF FUND PERFORMANCE

          Comparisons of non-standardized performance measures of various investments are valid only if performance is calculated in the same manner for each measure in the comparison. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing the performance of Institutional Shares and Retail Shares of a Fund with performance quoted with respect to other investment companies or types of investments.

          In connection with communicating its performance to current or prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Some Funds may invest in some instruments not eligible for inclusion in such an index, and may be prohibited from investing in some instruments included in this index. Rankings and other evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning such Fund. Sources for a Fund's performance information may include, but are not limited to, the following:

ASIAN WALL STREET JOURNAL, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CHANGING TIMES, THE KIPLINGER MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

DONOGHUE'S MONEY FUND REPORT, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average" and "Donoghue's Government Money Fund Average."

FINANCIAL TIMES, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

INVESTOR'S DAILY, a daily newspaper that features financial, economic and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

WEISENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

WORKING WOMEN, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

WORLD INVESTOR, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

               PORTFOLIO VALUATION AND DETERMINATION OF NET ASSET VALUE

          The Trust determines the net asset value of the Institutional Shares and Retail Shares of a Fund each day both the New York Stock Exchange (the "NYSE") and the Adviser are open for business (a "Business Day"). As a result, each Fund will normally determine its net asset value every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas.

          Daily determinations of net asset value for each Fund are made at the close of regular trading hours on the NYSE, currently 4:00 p.m. (Eastern time) and are calculated separately for each class of Shares by dividing the total assets of a Fund that are allocated to a particular class of Shares less all of its liabilities charged to that class, by the total number of Shares of the class that are outstanding at the time the determination is made. As discussed below, purchases, exchanges and redemptions will be effected at the net asset value per share next computed after a request is received in good order.

          Assets in the Funds which are traded on a recognized domestic stock exchange or are quoted on a national securities market are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on such national securities market. Securities in the Funds which are traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices, and securities in such Funds for which there were no transactions are valued at the average of the most recent bid and asked prices. Restricted securities and securities or other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by the Board of Trustees of the Trust. Absent unusual circumstances, debt securities maturing in 60 days or less are valued at amortized cost.

          Securities of the Funds which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined after consideration of such events and other material factors, all under the direction and guidance of the Board of Trustees of the Trust. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Absent unusual circumstances, investments in foreign debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees of the Trust. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares. The administrators have undertaken to price the securities held by the Funds, and may use one or more independent pricing services in connection with this service. The methods used by the pricing services and the valuations so established will be reviewed by the Adviser and the administrators under the general supervision of the Board of Trustees of the Trust.

          A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Trust's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which a Fund could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the securities, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.


                    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Trust's sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to devote its best efforts to effect the sale of Shares, but is not obligated to sell any certain number of Shares.

          At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

          In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

          As described below, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors or to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          The Trust has authorized certain brokers to accept on its behalf purchase, exchange and redemption requests. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption requests on behalf of the Trust . The Trust will be deemed to have received a purchase, exchange or redemption request when the request is received by an authorized broker or designated intermediary in good order.

PURCHASE OF SHARES

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase request is received in good order by the Trust's transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

          Institutional Shares may be purchased directly only by financial institutions ("Institutional Investors"). Retail Shares may be purchased directly by individuals ("Direct Investors") or by Institutional Investors (collectively with Direct Investors, "Investors"). Retail Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Trust.

          A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Chase Global Funds Services Company ("CGFSC"), the Funds' transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the Funds, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder Organizations."

          Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An Investor purchasing Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such purchases. Such Investors should contact their registered adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with procedures described in the Prospectus.

          Investors may purchase Shares by completing the Application accompanying the Prospectus and mailing it, together with a check payable to Excelsior Institutional Trust, to:

          Excelsior Institutional Trust
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA 02208-2798

          Subsequent investments in an existing account in a Fund may be made at any time by sending to the above address a check payable to Excelsior Institutional Trust along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institutional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional Investors must pay for Shares with federal funds or funds immediately available to CGFSC.

          Investors may also purchase Shares by wiring federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

          The Chase Manhattan Bank
          ABA #021000021
          Excelsior Funds, Account No. 9102732915
          For further credit to:
          Excelsior Funds
          Wire Control Number
          Account Registration
              (including account number)

          Investors making initial investments by wire must promptly complete the Application accompanying the Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

          Except as provided below, the minimum initial investment by an Investor or initial aggregate investment by a Shareholder Organization investing on behalf of its Customers in Retail Shares is $500 per Fund. The minimum subsequent investment in Retail Shares for both types of investors is $50 per Fund. There is no minimum initial or subsequent investment for an Institutional Investor investing in Institutional Shares of a Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash management services provided. The Trust reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements. Third party checks will not be accepted as payment for Fund Shares.

REDEMPTION PROCEDURES

          A request for the redemption of Shares will receive the net asset value per share next computed after the request is received in good order by the Trust's transfer agent or an authorized broker or designated intermediary.

          Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in a Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446 1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Trust, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

          Shares may be redeemed by an Investor by submitting a written request for redemption to:

          Excelsior Institutional Trust
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

          A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above.

          CGFSC may require additional supporting documents for redemptions. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in good order. Payment for Retail Shares redeemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Payment for Institutional Shares redeemed will normally be sent the next Business Day after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

          Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Investor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

          In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, an Investor must send a written request to the Trust c/o CGFSC, at the address listed above. Such requests must be signed by the Investor, with signatures guaranteed, as discussed above. Further documentation may be requested.

          CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by the Trust, CGFSC or the Distributor. The Trust, CGFSC and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.

          If any portion of the Shares to be redeemed represents an investment made by personal check, the Trust and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations, which may take up to 15 days. Investors who anticipate the need for more immediate access to their investment should purchase Shares by federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds. If a check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Investor's account.

          During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above.

OTHER REDEMPTION INFORMATION

          Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to Investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

          The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          The Trust reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing a Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash.

          Under certain circumstances, the Trust may, in its discretion, accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a BONA FIDE reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.


                                INVESTOR PROGRAMS

SYSTEMATIC WITHDRAWAL PLAN

          An Investor who owns Retail Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)     A fixed-dollar withdrawal;

          (2)     A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)     A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Retail Shares with CGFSC. Under this Plan, dividends and distributions are automatically reinvested in additional Retail Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Retail Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Retail Shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

EXCHANGE PRIVILEGE

          Investors and Customers of Shareholder Organizations may exchange Retail Shares having a value of at least $500 for Retail Shares of any other portfolio of the Trust or for Shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc. Institutional Shares may be exchanged for Institutional Shares of any portfolio of Excelsior Institutional Trust [or Excelsior Funds, Inc.]. An exchange involves a redemption of all or a portion of the shares in a Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

          Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Trust, Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Trust, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. reserve the right to limit the number of exchange requests of Investors to no more than six per year. The Trust, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange.


RETIREMENT PLANS

              Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

              IRAs (including "rollovers" from existing retirement plans)for individuals and their spouses;

              Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

              Keogh Plans for self-employed individuals.

              Investors investing in the Funds pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

          The Automatic Investment Program permits Investors to purchase Retail Shares (minimum of $50 per Fund per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Automatic Investment Program account is $50 per Fund.

Provided the Investor's financial institution allows automatic withdrawals, Retail Shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor s option, the account designated will be debited in the specified amount, and Retail Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

ADDITIONAL INFORMATION

          Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.


                         RULE 12B-1 DISTRIBUTION PLAN

          Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Distribution Plan (the "Distribution Plan") which permits the Retail Shares of the Value Equity and Optimum Growth Funds to bear certain expenses in connection with the distribution of such Shares. As required by Rule 12b-1, the Funds' Distribution Plan and related distribution agreement have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Distribution Plan or any agreement relating to the Distribution Plan, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan and related agreement. Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a Fund (in the Funds' case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

          Under the Distribution Plan, the Retail Shares of the Value Equity and Optimum Growth Funds may compensate the Distributor monthly for its services which are intended to result in the sale of Retail Shares. The compensation may not exceed the annual rate of 0.75% of the average daily net asset value of each Fund's outstanding Retail Shares. Retail Shares of the Funds currently bear the expenses of such distribution fees at the annual rates of 0.25% of the average daily net asset value of the outstanding Retail Shares of each of the Value Equity and Optimum Growth Funds. The Distributor may also use the distribution fees to defray direct and indirect marketing expenses such as: (i) the expense of preparing, printing and distributing promotional materials and prospectuses (other than prospectuses used for regulatory purposes or for distribution to existing shareholders); (ii) the expense of other advertising via radio, television or other print or electronic media; and (iii) the expense of payments to financial institutions ("Distribution Organizations") for distribution assistance (including sales incentives). Payments under the Distribution Plan are not tied directly to out-of-pocket expenses and therefore may be used by the Distributor as it chooses (for example, to defray its overhead expenses).

          Any material amendment to the Trust's arrangements with Distribution Organizations must be approved by a majority of the Trust's Board of Trustees (including a majority of the disinterested trustees). Any change in the Distribution Plan that would materially increase the distribution expenses of Retail Shares requires approval by holders of those Shares, but otherwise, the Distribution Plan may be amended by the trustees, including a majority of the disinterested trustees. So long as the Distribution Plan is in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will be committed to the discretion of such non-interested trustees.

          The Distribution Plan will continue in effect for successive one year periods, provided that such continuance is specifically approved by the vote of a majority of the trustees who are not parties to the Distribution Plan or interested persons of any such party and who have no direct or indirect financial interest in the Distribution Plan or any related agreement and the vote of a majority of the entire Board of Trustees. The Distribution Plan and related agreement may be terminated as to a particular Fund by a vote of a majority of the Trust's disinterested trustees or by vote of the holders of a majority of the Retail Shares of the Fund.

          For the fiscal year ended March 31, 1999, the Retail Shares of the Value Equity and Optimum Growth Funds bore distribution fees under the Distribution Plan of $______ and $______, respectively, to compensate the Distributor for distribution-related services.



                            MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS
          The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees. The trustees and executive officers of the Trust, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                      POSITION                   PRINCIPAL OCCUPATION
                                      WITH THE                   DURING PAST 5 YEARS AND
NAME AND ADDRESS                      TRUST                      OTHER AFFILIATIONS
----------------                      -------                    -----------------------

Frederick S. Wonham*                  Chairman of the            Retired; Director of Excelsior Funds,
238 June Road                         Board, President           Inc. and Excelsior Tax-Exempt Funds,
Stamford, CT  06903                   and Treasurer              Inc. (since 1995); Trustee of Excelsior
Age: 67                                                          Funds and the Trust (since 1995); Vice
                                                                 Chairman of U.S. Trust Corporation and
                                                                 U.S. Trust New York (from February 1990
                                                                 until September 1995); and Chairman,
                                                                 U.S. Trust Company (from March 1993 to
                                                                 May 1997).


Alfred C. Tannachion*                 Trustee                    Retired; Director of
6549 Pine Meadows Drive                                          Excelsior Funds, Inc. and Excelsior
                                                                 Tax-Exempt



* This trustee is considered to be an "interested person" of the Trust as defined in the 1940 Act.


                                      POSITION                   PRINCIPAL OCCUPATION
                                      WITH THE                   DURING PAST 5 YEARS AND
NAME AND ADDRESS                      TRUST                      OTHER AFFILIATIONS
----------------                      -------                    -----------------------
Spring Hill, FL  34606                                           Funds,Inc. (since 1985);
Age 72                                                           Chairman of the Board of Excelsior
                                                                 Funds, Inc. and Excelsior Tax-Exempt
                                                                 Funds, Inc. (1991-1997) and the Trust
                                                                 (1996-1997); President and Treasurer of
                                                                 Excelsior Funds, Inc. and Excelsior
                                                                 Tax-Exempt Funds, Inc. (1994-1997) and
                                                                 the Trust (1996-1997); Chairman of the
                                                                 Board, President and Treasurer of UST
                                                                 Master Variable Series, Inc. (1994-
                                                                 1997); and Trustee of the Trust
                                                                 (since 1995).


Donald L. Campbell                    Trustee                    Retired; Director of Excelsior Funds,
333 East 69th Street                                             Inc. and Excelsior Tax-Exempt Funds,
Apt. 10-H                                                        Inc. (Since 1984); Director of UST
New York, NY 10021                                               Master Variable Series, Inc. (from 1994
Age: 72                                                          to June 1997); Trustee of the Trust
                                                                 (since 1995); and Director, Royal Life
                                                                 Insurance Co. of New York (since 1991).


                                      POSITION                   PRINCIPAL OCCUPATION
                                      WITH THE                   DURING PAST 5 YEARS AND
NAME AND ADDRESS                      TRUST                      OTHER AFFILIATIONS
----------------                      -------                    -----------------------
Rodman L. Drake                       Trustee                    Trustee, Excelsior Funds and the Trust
Continuation Investments                                         (since 1994); Director of Excelsior
     Group, Inc.                                                 Funds, Inc. and Excelsior Tax-Exempt
1251 Avenue of the Americas,                                     Funds, Inc. (since December 1996);
9th Floor                                                        Director, Parsons Brinkerhoff Energy
New York, NY  10020                                              Services Inc.(since 1996); Director,
Age: 55                                                          Parsons Brinkerhoff, Inc. (engineering
                                                                 firm) (since1995); President,
                                                                 Continuation Investments Group, Inc.
                                                                 (since 1997); President, Mandrake
                                                                 Group (investment and consulting firm)
                                                                 (1994-1997); Director, Hyperion
                                                                 Total Return Fund, Inc. and four other
                                                                 funds for which Hyperion Management,
                                                                 Inc. serves as investment adviser
                                                                 (since 1991); Co-Chairman, KMR Power
                                                                 Corporation (power plants) (from 1993
                                                                 to 1996); Director, The Latin America
                                                                 Smaller Companies Fund, Inc. (since
                                                                 1993); Member of Advisory Board,
                                                                 Argentina Private Equity Fund L.P.
                                                                 (from 1992 to 1996) and Garantia L.P
                                                                 (Brazil) (from 1993 to 1996); and
                                                                 Director, Mueller Industries, Inc
                                                                 (from 1992 to 1994).




Joseph H. Dugan                       Trustee                    Retired; Director of Excelsior Funds,
913 Franklin Lake Road                                           Inc.and Excelsior Tax-Exempt Funds,
Franklin Lakes, NJ  07417                                        Inc. (since 1984); Director of UST
Age: 73                                                          Master Variable Series, Inc. (from
                                                                 1994 to June 1997); and Trustee of
                                                                 the Trust (since 1995).


Wolfe J. Frankl                       Trustee                    Retired; Director of Excelsior Funds,
2320 Cumberland Road                                             Inc. and Excelsior Tax-Exempt Funds,
Charlottesville, VA 22901                                        Inc. (since 1986); Director of UST
Age: 77                                                          Master Variable Series, Inc. (from
                                                                 1994 to June 1997); Trustee of the
                                                                 Trust (since 1995); Director, Deutsche
                                                                 Bank Financial, Inc. (since 1989);
                                                                 Director, The Harbus Corporation
                                                                 (since 1951); and

                                      POSITION                   PRINCIPAL OCCUPATION
                                      WITH THE                   DURING PAST 5 YEARS AND
NAME AND ADDRESS                      TRUST                      OTHER AFFILIATIONS
----------------                      -------                    -----------------------
                                                                 Trustee, HSBC Funds
                                                                 Trust and HSBC Mutual Funds Trust
                                                                 (since 1988).


W. Wallace McDowell, Jr.              Trustee                    Director of Excelsior Funds, Inc.
c/o Prospect Capital                                             and Excelsior Tax-Exempt Funds, Inc.
   Corp.                                                         (since 1996); Trustee of Excelsior
43 Arch Street                                                   Funds and the Trust (since 1994);
Greenwich, CT  06830                                             Private Investor (since 1994);
Age: 61                                                          Managing Director, Morgan Lewis
                                                                 Githens & Ahn (from 1991 to 1994);
                                                                 and Director, U.S. Homecare Corporation
                                                                 (since 1992), Grossmans, Inc.(from
                                                                 1993 to 1996), Children's Discovery
                                                                 Centers (since 1984), ITI Technologies,
                                                                 Inc. (since 1992) and Jack Mort
                                                                 Productions (since 1987).


Jonathan Piel                         Trustee                    Director of Excelsior Funds, Inc. and
558 E. 87th Street                                               Excelsior Tax-Exempt Funds, Inc.
New York, NY  10128                                              (since 1996); Trustee of Excelsior
Age:  59                                                         Funds and the Trust (since 1994);
                                                                 Vice President and Editor, Scientific
                                                                 American, Inc. (from 1986 to 1994);
                                                                 Director, Group for The South Fork,
                                                                 Bridgehampton, New York (since 1993);
                                                                 and Member, Advisory Committee, Knight
                                                                 Journalism Fellowships, Massachusetts
                                                                 Institute of Technology (since 1984).

                                      POSITION                   PRINCIPAL OCCUPATION
                                      WITH THE                   DURING PAST 5 YEARS AND
NAME AND ADDRESS                      TRUST                      OTHER AFFILIATIONS
----------------                      -------                    -----------------------
Robert A. Robinson                    Trustee                    Director of Excelsior Funds, Inc. and
Church Pension Fund                                              Excelsior Tax-Exempt Funds, Inc. (since
800 Second Avenue                                                1987); Director of UST Master Variable
New York, NY  10017                                              Series, Inc. (from 1994 to June 1997);
Age: 72                                                          Trustee of the Trust (since 1995);
                                                                 President Emeritus, The Church Pension
                                                                 Fund and its affiliated companies (since
                                                                 1966); Trustee, H.B. and F.H. Bugher
                                                                 Foundation and Director of its wholly
                                                                 owned subsidiaries -- Rosiclear Lead
                                                                 and Flourspar Mining Co. and The Pigmy
                                                                 Corporation (since 1984); Director,
                                                                 Morehouse Publishing Co. (1974-1998);
                                                                 Trustee, HSBC Funds Trust and HSBC
                                                                 Mutual Funds Trust (since 1982); and
                                                                 Director, Infinity Funds, Inc. (since 1995).


W. Bruce McConnel, III                Secretary                  Partner of the law firm of Drinker
Philadelphia National                                            Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 55



Michael P. Malloy                     Assistant                  Partner of the law firm of Drinker
Philadelphia National                 Secretary                  Biddle & Reath LLP.
    Bank Building
1345 Chestnut Street
Philadelphia, PA  19107
Age: 40


Edward Wang                           Assistant                  Manager of Blue Sky Compliance,
Chase Global Funds                    Secretay                   Chase Global Funds Services
 Services Company                                                Company (November 1996 to present);
73 Tremont Street                                                and Officer and Manager of Financial
Boston, MA  02108-3913                                           Reporting, Investors Bank & Trust
Age: 37                                                          Company (January 1991 to November 1996).

                                      POSITION                   PRINCIPAL OCCUPATION
                                      WITH THE                   DURING PAST 5 YEARS AND
NAME AND ADDRESS                      TRUST                      OTHER AFFILIATIONS
----------------                      -------                    -----------------------
John M. Corcoran                      Assistant                  Vice President, Director of Fund
Chase Global Funds                    Treasurer                  Administration, Chase Global Funds
  Services Company                                               Services Company (since April 1998);
73 Tremont Street                                                Vice President, Senior Manager of
Boston, MA  02108-3913                                           Fund Administration, Chase Global
Age: 33                                                          Funds Services Company (from July
                                                                 1996 to April 1998); Second Vice
                                                                 President, Manager of Fund
                                                                 Administration, Chase Global Funds
                                                                 Services Company (from October 1993
                                                                 to July 1996); and Audit Manager,
                                                                 Ernst & Young LLP (from August 1987
                                                                 to September 1993).


          Each trustee of the Trust receives an annual fee of $4,000 plus a meeting fee of $250 for each meeting attended and is reimbursed for expenses incurred in connection with service as a trustee. The trustees may hold various other directorships unrelated to the Funds. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Trust. The employees of CGFSC do not receive any compensation from the Trust for acting as officers of the Trust. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Trust. As of _________, 1999, the trustees and officers of the Trust as a group owned beneficially less than 1% of the outstanding shares of each Fund, and less than 1% of the outstanding shares of all Funds in the aggregate.

          The following chart provides certain information about fees received by the trustees in the most recently completed fiscal year.

                                                PENSION OR                   TOTAL
                                                RETIREMENT                   COMPENSATION
                                                BENEFITS                     FROM THE
                                                ACCRUED AS    ESTIMATED      TRUST AND
                                AGGREGATE       PART OF       ANNUAL         FUND
                                COMPENSATION    TRUST         BENEFITS UPON  COMPLEX* PAID
                                FROM THE TRUST  EXPENSES      RETIREMENT     TO TRUSTEES
                                --------------  ---------     -------------  -------------

Frederick S. Wonham             $_____          None          None           $_____(4)**
Rodman L. Drake                 $_____          None          None           $_____(4)**
W. Wallace McDowell             $_____          None          None           $_____(4)**
Jonathan Piel                   $_____          None          None           $_____(4)**
Alfred Tannachion               $_____          None          None           $_____(3)**
Donald L. Campbell              $_____          None          None           $_____(3)**
Joseph C. Dugan                 $_____          None          None           $_____(3)**
Wolfe J. Frankl                 $_____          None          None           $_____(3)**
Robert A. Robinson              $_____          None          None           $_____(3)**


------------------

    * The "Fund Complex" consists of the Trust, Excelsior Funds, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. The Trust has no pension plan.

    ** Number of investment companies in the Fund Complex for which trustee served as director or trustee.

          The Trust Instrument of the Trust provides that it will indemnify its trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested trustees, or in a written opinion of independent counsel, that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

INVESTMENT ADVISORY SERVICES

          U.S. Trust New York and U.S. Trust Company (collectively with U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as investment advisers to the Funds, subject to the general supervision and guidance of the Board of Trustees of the Trust. In the Advisory Agreements, the Adviser has agree to provide the services described in the Prospectuses.

          Each Advisory Agreement will continue in effect with respect to each Fund as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a majority vote of the shareholders in the applicable Fund and, in either case, by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. Each investment adviser and administrator has agreed to waive certain fees.

          Each Advisory Agreement provides that the Adviser may render services to others, and each Advisory Agreement is terminable by the Trust without penalty on not more than 60 days' nor less than 30 days' written notice when authorized either by majority vote of the Fund or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment, or for any act or omission in the execution of security transactions for a Fund, except that U.S. Trust New York and U.S. Trust Company shall be jointly, but not severally, liable for willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations and duties under the Advisory Agreement.

          For the services provided and expenses assumed pursuant to the Advisory Agreements, the Adviser is entitled to be paid a fee computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of each of the Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds, and 1.00% of the average daily net assets of the International Equity Fund.

          From time to time, the Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Equity, Income, Total Return Bond, Value Equity and Optimum Growth Funds pursuant to an advisory agreement substantially similar to the Advisory Agreement currently in effect for such Funds.

          For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees of $______, $______, $______, $______ and $______ with respect to the
Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds, respectively. For the same period, U.S. Trust waived advisory fees of $______, $______, $______, $______ and $______, with respect to the Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds, respectively.

          For the fiscal year ended March 31, 1998, U.S. Trust received advisory fees of $573,251, $104,281, $162,368, $129,938 and $375,215 with respect to the
Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds, respectively. For the same period,

U.S. Trust waived advisory fees of $250,968, $91,692, $119,069, $219,452 and
$600,960, with respect to the Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds, respectively.

          For the fiscal period ended March 31, 1997, U.S. Trust New York received advisory fees of $438,147, $41,543, $48,831, $71,647, and $252,506 with respect to the Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds, respectively. For the same period, U.S. Trust New York waived advisory fees of $223,185, $76,512, $82,357, $173,417 and $457,871 with respect to the Equity, Value Equity, Optimun Growth, Income and Total Return Bond Funds, respectively.


          From June 22, 1998 to December 28, 1998, U.S. Trust Company, N.A. ("U.S. Trust, N.A.") served as the International Equity Fund's investment adviser, pursuant to an advisory agreement substantially similar to the Advisory Agreement currently in effect for such Fund. Prior to June 22, 1998, U.S. Trust Company of The Pacific Northwest ("U.S. Trust Pacific") served as investment adviser to the International Equity Fund pursuant to an advisory agreement substantially similar to the Advisory Agreement currently in effect for the Fund.

          For the period from December 28, 1998 to March 31, 1999, U.S. Trust received advisory fees of $______ with respect to the International Equity Fund. For the same period, U.S. Trust waived advisory fees of $______ with respect to the International Equity Fund.

          For the period from June 22, 1998 to December 28, 1998, U.S. Trust, N.A. received advisory fees of $______ with respect to the International Equity Fund. For the same period, U.S. Trust, N.A. waived advisory fees of $______ with respect to the International Equity Fund.

          For the period from April 1, 1998 to June 21, 1998, U.S. Trust Pacific received advisory fees of $______ with respect to the International Equity Fund. For the same period, U.S. Trust Pacific waived advisory fees of $______ with respect to the International Equity Fund.

          For the fiscal year ended March 31, 1998, U.S. Trust Pacific received advisory fees of $215,112 with respect to the International Equity Fund. For the same period, U.S. Trust Pacific waived advisory fees of $221,324 with respect to the International Equity Fund.

          For the fiscal period ended March 31, 1997, U.S. Trust Pacific received advisory fees of $119,788 with respect to the International Equity Fund. For the same period, U.S. Trust Pacific waived advisory fees of $173,028 with respect to the International Equity Fund.

          Prior to December 28, 1998, Harding, Loevner Management, L.P. ("Harding Loevner") served as the International Equity Fund's sub-adviser, pursuant to an investment sub-advisory agreement (a "Sub-Advisory Agreement") with U.S. Trust, N.A. Under the Sub-Advisory Agreement, Harding Loevner was entitled to receive from U.S. Trust, N.A. fees at a maximum annual rate equal to 0.50% of the International Equity Fund's average daily net assets.

          Harding Loevner made the day-to-day investment decisions for the International Equity Fund and placed the purchase and sales orders for securities transactions of such Fund, subject in all cases to the general supervision of U.S. Trust, N.A. Harding Loevner furnished at its own expense all services, facilities and personnel necessary in connection with managing the International Equity Fund's investments and effecting securities transactions for such Fund.

          For the fiscal year ended March 31, 1999, Harding Loevner received sub-advisory fees of $______ with respect to the International Equity Fund. For the same period, Harding Loevner waived sub-advisory fees of $______ with respect to the International Equity Fund.

          For the fiscal year ended March 31, 1998, Harding Loevner received sub-advisory fees of $216,523 with respect to the International Equity Fund.

          For the fiscal period ended March 31, 1997, Harding Loevner received sub-advisory fees of $145,572 with respect to the International Equity Fund.

ADMINISTRATORS

          CGFSC, Federated Administrative Services (an affiliate of the Distributor) and U.S. Trust Company (collectively, the "Administrators") serve as the Trust's administrators and provide the Funds with general administrative and operational assistance. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Funds, and to compute the net asset values, net income and realized capital gains or losses, if any, of the Funds. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          The Administrators also provide administrative services to the investment portfolios of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all of the investment portfolios of the Trust, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. (except for the international portfolios of Excelsior Funds, Inc. and Excelsior Institutional Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of the Trust and Excelsior Funds, Inc.) as follows:

                   COMBINED AGGREGATE AVERAGE DAILY NET ASSETS
                     OF THE TRUST, EXCELSIOR FUNDS, INC. AND
                   EXCELSIOR TAX-EXEMPT FUNDS, INC. (EXCLUDING
                    THE INTERNATIONAL PORTFOLIOS OF THE TRUST
                           AND EXCELSIOR FUNDS, INC.)


                                                                    ANNUAL FEE
First $200 million............................................        0.200%
Next $200 million.............................................        0.175%
Over $400 million.............................................        0.150%

          Administration fees payable to the Administrators by each portfolio of the Trust, Excelsior Funds, Inc., and Excelsior Tax-Exempt Funds, Inc. are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Trust's administrators pursuant to an administration agreement substantially similar to the administration agreement currently in effect for the Trust.

          For the fiscal year ended March 31, 1999, the Administrators received administration fees of $______, $______, $______, $______, $______ and $______
with respect to the Equity, Value Equity, Optimum Growth, International Equity, Income and Total Return Bond Funds, respectively. For the same period, the Administrators waived fees of $_________ for the ______________ Fund(s).

          For the fiscal year ended March 31, 1998, CGFSC, Federated Administrative Services and U.S. Trust received administration fees of $194,009, $46,129, $66,246, $75,044, $82,241 and $229,777 with respect to the Equity,
Value Equity, Optimum Growth, International Equity, Income and Total Return Bond Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust waived administration fees of $12,243 for the International Equity Fund.

          For the fiscal period ended March 31, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York received administration fees of $155,310, $27,893, $30,991, $58,563, $57,907 and $167,883 with respect to the
Equity, Value Equity, Optimum Growth, International Equity, Income and Total Return Bond Funds, respectively.

BANKING LAWS

          Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

          Should legislative, judicial, or administrative action prohibit or restrict the activities of the Adviser or other Shareholder Organizations in connection with purchases of Fund shares, the Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per share or result in financial loss to any shareholder.

SHAREHOLDER ORGANIZATIONS

          The Trust has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Trust to Customers; and
(g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, the Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

          The Trust's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by the Trust. Pursuant to the Plan, the Trust's Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act) and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

          Any material amendment to the Trust's arrangements with Shareholder Organizations must be approved by a majority of the Trust's Board of Trustees (including a majority of the Disinterested Trustees). So long as the Trust's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) will be committed to the discretion of such Disinterested Trustees.

          For the fiscal year ended March 31, 1999, payments to Shareholder Organizations totaled $____, $____, $____, $____, $____, and $____ with respect to the Equity, Value Equity, Optimum Growth, Income, Total Return Bond and International Equity Funds. Of these amounts, $____, $____, $____, $____, $____, and $____ was paid to affiliates of U.S. Trust with respect to the Equity, Value Equity, Optimum Growth, Income, Total Return Bond and International Equity Funds, respectively. For the fiscal year or period ended March 31, 1998 and 1997, the Funds did not make any payments to Shareholder Organizations.

EXPENSES

          The expenses of the Trust include the compensation of its trustees who are not affiliated with the Adviser; governmental fees; interest charges; taxes; fees and expenses of the Adviser and Administrators, of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, Shares of each Fund.

          Expenses of the Trust also include expenses of distributing and redeeming Shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental offices and commissions; expenses of shareholder and Trustee meetings; expenses relating to the issuance, registration and qualification of Shares of each Fund and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Company Institute allocable to the Trust.

TRANSFER AGENT AND CUSTODIAN

          The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Trust's Board of Trustees concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

          CGFSC serves as transfer agent for the Funds pursuant to a Transfer Agency Agreement. Under this Agreement, CGFSC has agreed to perform the following functions, among others: (i) issue and redeem Shares of the Funds; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for their meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Trust's Board of Trustees concerning the Funds' operations. For its transfer agency and dividend disbursement services, CGFSC is entitled to receive from the Trust such compensation as may be agreed upon from time to time between the Trust and CGFSC. In addition, CGFSC is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          CGFSC may delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that CGFSC shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any such delegation.


                             INDEPENDENT AUDITORS

          ______________, independent auditors, [address], serve as auditors of the Trust. The Funds' Financial Highlights included in the Prospectuses and the financial statements for the fiscal year ended ______________ incorporated by reference in this Statement of Additional Information have been audited by ______________ for the periods included in their reports thereon which appear therein.


                                    COUNSEL

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, and Mr. Malloy, Assistant Secretary of the Trust, are partners), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, is counsel to the Trust and will pass upon the legality of the Shares offered by the Prospectuses.


                                   TAXATION

TAXATION OF THE FUNDS

          Each series of the Trust is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code (a "RIC") by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of the Fund's distributions, and the composition and holding period of the Fund's portfolio assets. Because each Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes, although a Fund's foreign source income may be subject to foreign withholding taxes. If a Fund fails to qualify as a RIC in any year, the Fund would incur a regular corporate federal income tax upon its investment company taxable income, and the Fund's distributions would generally be taxable as ordinary dividend income to shareholders.

          To satisfy various requirements in the Code, each Fund expects to distribute virtually all of its net income each year. Shareholders of a Fund normally will have to pay federal income taxes and any state or local taxes on the dividends and net capital gain distributions, if any, they receive from a Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes. Distributions of net capital gains are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Dividends and distributions, if any, paid to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of a Fund.

          In the case of corporate shareholders, distributions (other than capital gain dividends) will qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by a Fund for the year. Generally, a "qualifying dividend" is a dividend that has been received from a domestic corporation. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

          Dividends declared in October, November or December of any year payable to shareholders of record on a specified date before the end of the year will be deemed for tax purposes to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

          At the end of each calendar year, each shareholder receives information for tax purposes on the dividends and other distributions received during that calendar year, including the portion thereof taxable as ordinary income, the portion taxable as long-term capital gains, the portion (if any) which constitutes a return of capital (which is generally free of tax but results in a basis reduction), and the amount of dividends (if any) which may qualify for the dividends-received deduction for corporations.

          In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder who holds such shares as a capital asset will be treated as long-term or short-term capital gain or loss, depending on the shareholder's holding period for the shares. However, any loss realized upon a redemption of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

          The Trust may be required to withhold federal income tax at the rate of 31% from all taxable distributions and redemption proceeds payable to shareholders who do not provide the

Trust with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Such withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability.

          Any Fund distribution (or, in the case of the Income and Total Return Bond Funds any distribution of net capital gains or net short-term capital gains) will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

          Any investment by a Fund in zero coupon bonds, certain securities purchased at a market discount, and similar instruments will cause a Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

          While certain of the Funds might invest in municipal securities, the interest on which might otherwise be exempt from tax, it is generally not expected that any Fund will satisfy the requirements under the Code to pass-through such exempt income to shareholders as tax-exempt dividends.

          Any Fund's transactions in options, futures contracts, and forward currency exchange contracts will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. In addition, foreign exchange gains or losses realized by any Fund will generally be treated as ordinary income or loss by the Fund. Investment by a Fund in certain "passive foreign investment companies" may also have to be limited in order to avoid a tax on the Fund. Such a Fund may elect (if such election is available) to mark to market any investments in "passive foreign investment companies" on the last day of each year. This election may cause a Fund to recognize income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

          Investment income of a Fund from foreign securities may be subject to foreign income tax withheld at the source. No Fund (other than the International Equity Fund, as discussed below) expects to be able to pass through to shareholders foreign tax credits with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income; each Fund intends to qualify for treaty-reduced rates where available. It is not possible, however, to determine a Fund's effective rate of foreign tax in advance since the amount of the Fund's assets invested within various countries is not known.

TAXATION OF DISTRIBUTIONS

          Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. In the case of corporate shareholders, distributions (other than capital gains dividends) will qualify for the amount of "qualifying dividends" received by a Fund for the year. Generally, a "qualifying dividend" is a dividend that has been received from a domestic corporation. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Distributions are taxable as described above whether paid in cash or reinvested in additional shares. Shareholders will be notified annually as to the federal tax status of distributions.

          Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must, and intends to, distribute during each calendar year substantially all of its ordinary income for that year and substantially all of its capital gain in excess of its capital losses for that year, plus any undistributed ordinary income and capital gains from previous years. For this and other purposes, a Fund dividend declared by a Fund in October, November or December with a record date before the end of the year will be deemed for tax purposes to have been paid by the Fund and received by the shareholder during that year, so long as the dividends are actually paid during January of the following calendar year. Accordingly, those distributions will be taxable to shareholders for the taxable year in which that December 31 falls.

          If the International Equity Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid. If the Fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Fund as part of the amounts distributed to them by the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction will be permitted to individuals in computing their alternative minimum tax liability. If the International Equity Fund does not qualify or elect to "pass through" to the Fund's shareholders foreign income taxes paid, shareholders will not be able to claim any deduction or credit for any part of the foreign income taxes paid by the Fund.

OTHER TAXATION

          The Trust is organized as a Delaware business trust and, under current law, neither the Trust nor the Funds are liable for any income or franchise tax in the State of Delaware, provided that the Funds continue to qualify as RICs for federal income tax purposes. Fund shareholders may be subject to state and local taxes on Fund distributions to them by a Fund.

                                      * * *

          The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                            DESCRIPTION OF THE TRUST

          The Trust's Trust Instrument permits the Trustees of the Trust to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each class of each Fund and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. The Trust reserves the right to create and issue any number of series or classes; investments in each series participate equally in the earnings, dividends and assets of the particular series only and no other series. Currently, the Trust has six active series, although additional series may be established from time to time.

          The shares of the Value Equity and Optimum Growth Funds are classified into two separate classes of shares representing Retail Shares and Institutional Shares. Retail Shares have different expenses than Institutional Shares which may affect performance.

          Each share (irrespective of class designation) of a Fund represents an interest in that Fund that is proportionate with the interest represented by each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and nonassessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote and will vote in the aggregate and not by class or series, except as otherwise expressly required by law. Separate votes, however, are taken by each class or series on matters affecting an individual class or series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Shareholders of all series of the Trust will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series of the Trust could control the outcome of these votes.

          The Trust is not required to and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of shareholders when in the judgment of the Board of Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders have the right to remove one or more Trustees of the Trust at a shareholders meeting by a vote of two-thirds of the outstanding shares of the Trust. Shareholders also have the right to remove one or more Trustees of the Trust without a meeting by a declaration in writing by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders would be entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

          The assets of the Trust received for the issue or sale of the shares of each class of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such class and series and constitute the underlying assets of such class and series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given class or series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

          The Trustees may amend the Trust Instrument without shareholder approval, except shareholder approval is required for any amendment (a) which affects the voting rights of shareholders under the Trust Instrument, (b) which affects shareholders' rights to approve certain amendments to the Trust Instrument, (c) required to be approved by shareholders by law or the Registration Statement, or (d) submitted to shareholders for their approval by the Trustees in their discretion. Pursuant to Delaware business trust law and the Trust Instrument, the Trustees may, without shareholder approval, (i) cause the Trust to merge or consolidate with one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company registered under the 1940 Act, or a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act, or (ii) cause the Trust to incorporate under the laws of the State of Delaware.

          The Trust Instrument provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

          Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation on personal liability which is extended to shareholders of private for profit corporations organized under the General Corporation Law of the State of Delaware. However, the courts of other states may not apply Delaware law and shareholders may, under certain circumstances be held personally liable for the obligations of the Trust. The Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of a Fund solely by reason of his being or having been a shareholder. The Trust Instrument also provides for the maintenance, by or on behalf of the Trust and each Fund, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust and each Fund, their shareholders, Trustees, officers, employees and agents, covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law did not apply, inadequate insurance existed and a Fund itself was unable to meet its obligations.

                                  MISCELLANEOUS

          As of May 19, 1999, the name, address and percentage ownership of each person that owned beneficially or of record 5% or more of the outstanding Institutional Shares of a Fund were as follows: EQUITY FUND: Olympus America Inc. Pension Plan, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 5.67%; and PJM Interconnection DB Plan, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 10.24%; VALUE EQUITY FUND: U.S. Trust Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 80.42%; OPTIMUM GROWTH FUND: Education Association Pension Plan, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 5.16%; and U.S. Trust Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 53.67%; INTERNATIONAL EQUITY FUND: The Liberty Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 13.11%; The Flourence Gould Foundation, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 12.97%; and Natwest DEF Comp. Intl. Fund Rabbi Trust, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 5.12%; INCOME FUND: Eugene Higgins Residuary, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 69.83%; P.M. Paine Foundation, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 8.72%; and Planned Parenthood N.Y., c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 10.17%; TOTAL RETURN BOND FUND: The Flourence Gould Foundation, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 15.08%; and The Liberty Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 11.82%.

          As of May 19, 1999, the name, address and percentage ownership of each person that owned beneficially or of record 5% or more of the outstanding Retail Shares of a Fund were as follows: VALUE EQUITY FUND: K. Firth Trust, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 56.42%.


                              FINANCIAL STATEMENTS

          The audited financial statements and notes thereto in the Trust's Annual Report to Shareholders for the fiscal year ended _______________ (the "_______ Annual Report") are incorporated into this Statement of Additional Information by reference. No other parts of the _____ Annual Report are incorporated by reference herein. The financial statements included in the ______ Annual Report have been audited by the Trust's independent auditors, __________, whose reports thereon also appear in the __________ Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the ______ Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include obligations linked or indexed to equities, currencies or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC" and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality. Debt obligations in this category lack margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                          EXCELSIOR INSTITUTIONAL TRUST

                                    FORM N-1A

PART C.  OTHER INFORMATION

ITEM 23. Exhibits

     (a)   (1)      Trust Instrument of the Registrant dated as of April 27,
                    1994 (2).

           (2) Amended and Restated Schedule A to Trust Instrument of the Registrant (11).

     (b)            By-Laws of the Registrant (2).

     (c)            Articles IV, V and VI of Registrant's Trust Instrument.

     (d)   (1)      Investment Advisory Agreement dated December 28,
                    1998 among the Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York with respect to the International Equity Fund (11).

           (2) Investment Advisory Agreement dated May 16, 1997 among the Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York with respect to the Equity, Income, Total Return Bond, Value Equity and Optimum Growth Funds (8).

           (3) Investment Advisory Agreement dated November 15, 1995 between the Registrant and U.S. Trust Company of The Pacific Northwest with respect to the Balanced and International Equity Funds (7).

           (4) Assumption Agreement dated June 19, 1998 among the Registrant, U.S. Trust Company of The Pacific Northwest and U.S. Trust Company of California (11).

           (5) Investment Sub-Advisory Agreement dated November 15, 1995 between U.S. Trust Company of The Pacific Northwest and Becker Capital Management, Inc. with respect to the Balanced Fund (7).

           (6) Assumption Agreement dated June 19, 1998 among the Registrant, U.S. Trust Company of the Pacific Northwest, U.S. Trust Company of California and Becker Capital Management, Inc. (11).

     (e) Distribution Agreement dated August 1, 1995 (as amended and restated on February 9, 1996, July 25, 1997 and July 31,
                    1998) between the Registrant and Edgewood Services, Inc.
                    (11).

     (f)            None.

     (g)   (1)      Custody Agreement dated September 1, 1995 (as amended and
                    restated on August 1, 1997) between the Registrant and The
                    Chase Manhattan Bank (9).

           (2) Amendment No. 1 dated May 22, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) between the Registrant and The Chase Manhattan Bank
                    (11).

           (3) Amendment No. 2 dated May 22, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) between the Registrant and The Chase Manhattan Bank
                    (11).

           (4) Amendment No. 3 dated July 31, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) between the Registrant and The Chase Manhattan Bank
                    (11).

     (h)   (1)      Amended and Restated Administration Agreement dated July 31,
                    1998 among the Registrant, Chase Global Funds Services
                    Company, Federated Administrative Services and U.S. Trust
                    Company of Connecticut (11).

           (2) Amended and Restated Mutual Funds Transfer Agency Agreement dated July 31, 1998 between the Registrant and Chase Global Funds Services Company (11).

           (3) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement (9).

     (i)            Opinion of Counsel (10).

     (j)            Consent of Drinker Biddle & Reath LLP (11).

     (k)            None.

     (l)   (1)      Investor Representation Letter of Initial Shareholder (1).

           (2) Purchase Agreement between the Registrant and Edgewood Services, Inc. dated March 1, 1996 relating to shares of the Optimum Growth and Value Equity Funds (7).

           (3) Purchase Agreement between the Registrant and Edgewood Services, Inc. dated August 22, 1997 relating to Trust Shares of the Balanced and International Equity Funds (9).

     (m) Amended and Restated Distribution Plan and Form of Distribution Agreement (9).

     (n)            To be filed by Amendment.

     (o) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System (11).

      Notes:
      ------

           (1) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement, as filed with the SEC on June 22, 1994.

           (2) Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, as filed with the SEC on June 13, 1995.

           (3) Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, as filed with the SEC on October 2, 1995.

           (4) Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement, as filed with the SEC on December 19, 1995.

           (5) Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement, as filed with the SEC on February 23, 1996.

           (6) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement, as filed with the SEC on March 7, 1996.

           (7) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement, as filed with the SEC on September 30, 1996.

           (8) Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement, as filed with the SEC on July 31, 1997.

           (9) Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement, as filed with the SEC on September 30, 1997.

           (10) Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, as filed with the SEC on July 29, 1998.

           (11)     Filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Registrant is controlled by its Board of Trustees.


ITEM 25. INDEMNIFICATION

     Article IX of Registrant's Trust Instrument, incorporated herein by reference to Exhibit (a)(1) hereto, provides for the indemnification of Registrant's trustees and officers.

     Indemnification of Registrant's principal underwriter against certain losses is provided for in Section IV of the Distribution Agreement incorporated herein by reference to Exhibit (e) hereto. Limitations on the liability of the Registrant's investment advisers are provided for in Section 9 of the Investment Advisory Agreements incorporated herein by reference to Exhibits (d)(1), (d)(2) and (d)(3) hereto. Indemnification of Registrant's sub-adviser against certain losses is provided for in Section 9 of the Investment Sub-Advisory Agreement incorporated herein by reference to Exhibit (d)(6) hereto.

     The trustees and officers of the Registrant and the personnel of the Registrant's administrators are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         (a)  U.S. Trust Company of Connecticut:

              U.S. Trust Company of Connecticut ("U.S. Trust CT") is a Connecticut state bank and trust company located in Stamford, Connecticut. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust CT, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position
with U.S.                                                     Principal                            Type of
Trust CT               Name                                   Occupation                           Business
--------               ----                                   ----------                           --------
Director               John N. Irwin                          Lawyer
                       1133 Avenue of the
                         Americas
                       New York, NY 10035

Director               June Noble Larkin                      Foundation                           Not-for-Profit
                       Edward John Noble                      Director                             Organization
                         Foundation, Inc.
                       32 East 57th Street
                       New York, NY 10022


Director               Tucker H. Warner                       Co-Founder,                          Consulting Firm
                       The Nutmeg Financial                   Partner &
                         Group, LLC                           Director
                       1157 Highland Avenue
                         West
                       Cheshire, CT 06903

Director               Thomas C. Clark                        Managing Director,                   Asset Management,
                       United States Trust                    United States Trust                  Investment and
                         Company of New York                  Company of New York                  Fiduciary Services



                       11 West 54th Street
                       New York, NY 10019


Position
with U.S.                                                     Principal                            Type of
Trust CT               Name                                   Occupation                           Business
--------               ----                                   ----------                           --------

Director               Maribeth S. Rahe                       Vice Chairman,                       Asset Management,
                       United States Trust                    United States Trust                  Investment and
                         Company of New York                  Company of New York                  Fiduciary Services
                       114 West 47th Street
                       New York, NY 10036

Director               Frederick B. Taylor                    Vice Chairman,                       Asset Management,
                       United States Trust                    United States Trust                  Investment and
                         Company of New York                  Company of New York                  Fiduciary Services
                       114 West 47th Street
                       New York, NY 10036

Director               Kenneth G. Walsh                       Executive Vice                       Asset Management,
                       United States Trust                    President, United                    Investment and
                         Company of New York                  States Trust Company                 Fiduciary Services
                       114 West 47th Street                   of New York
                       New York, NY 10036

Director,              William V. Ferdinand                   Managing Director                    Asset Management,
Managing               U.S. Trust Company                     & CIO                                Fiduciary Services
Director &               of Connecticut                                                            and Private Banking
CIO                    225 High Ridge Road
                       Stamford, CT 06905

Director,              W. Michael Funck                       President & CEO                      Asset Management,
President &            U.S. Trust Company                                                          Fiduciary Services
CEO                      of Connecticut                                                            and Private Banking
                       225 High Ridge Road
                       Stamford, CT 06905

Vice Presi-            Neil M. McDonnell                      Vice President &                     Asset Management,
dent &                 U.S. Trust Company                     Treasurer                            Fiduciary Services
Treasurer                of Connecticut                                                            and Private Banking
                       225 High Ridge Road
                       Stamford, CT 06905



Vice Presi-            Alberto Rodriguez                      Vice President &                     Asset Management,
dent &                 U.S. Trust Company                     Secretary                            Fiduciary Services
Secretary                of Connecticut                                                            and Private Banking
                       225 High Ridge Road
                       Stamford, CT 06905

     (b)      United States Trust Company of New York:

     United States Trust Company of New York ("U.S. Trust NY") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Position
with U.S.                                                     Principal                            Type of
Trust NY               Name                                   Occupation                           Business
--------               ----                                   ----------                           --------
Director               Eleanor Baum                           Dean of School                       Academic
                       The Cooper Union for                   of Engineering
                        the Advancement
                        of Science & Art
                       4 Arleigh Road
                       Great Neck, NY 11021

Director               Samuel C. Butler                       Partner in Cravath,                  Law Firm
                       Cravath, Swaine                        Swaine & Moore
                         & Moore
                       Worldwide Plaza
                       825 Eighth Avenue
                       New York, NY  10019

Director               Peter O. Crisp                         Chairman of                          Venture
                       Venrock Inc.                           Venrock, Inc.;                       Capital
                       103 Horseshoe Road                     Retired
                       Mill Neck, NY  11765

Director               Antonia M. Grumbach                    Partner in Patter-                   Law Firm
                       Patterson, Belknap,                    son, Belknap, Webb
                         Webb & Tyler LLP                     & Tyler
                       1133 Avenue of the
                        Americas
                       New York, NY 10036

Director,              H. Marshall Schwarz                    Chairman of the                      Asset Management,
Chairman               United States Trust                    Board & Chief Exe-                   Investment and
of the Board             Company of New York                  cutive Officer of                    Fiduciary Services
and Chief              114 West 47th Street                   U.S. Trust Corp. and
Executive              New York, NY 10036                     U.S. Trust NY
Officer

Director               Philippe de Montebello                 Director of the                      Art Museum
                       The Metropolitan Museum                Metropolitan
                         of Art                               Museum of Art
                       1000 Fifth Avenue
                       New York, NY  10028-0198




Position
with U.S.                                                     Principal                            Type of
Trust NY               Name                                   Occupation                           Business
--------               ----                                   ----------                           --------
Director               Paul W. Douglas                        Retired Chairman of                  Coal Mining,
                       60 E. 42nd Street                      The Pittston Company                 Transportation
                       Suite 4603                                                                  and Security
                       New York, NY  10165                                                         Services

Director               Frederic C. Hamilton                   Chairman of the                      Investment and
                       The Hamilton Companies                 Board                                Venture Capital
                       1560 Broadway
                       Suite 2000
                       Denver, CO  80202

Director               John H. Stookey                        Corporate Director
                       Per Scholas Inc.                       and Trustee
                       131 Walnut Avenue
                       Bronx, New York 10454

Director               Robert N. Wilson                       Vice Chairman of                     Health Care
                       Johnson & Johnson                      the Board of Johnson                 Products
                       One Johnson &                          & Johnson
                         Johnson Plaza
                       New Brunswick, NJ 08933

Director               Peter L. Malkin                        Chairman of                          Law Firm
                       Wein, Malkin LLP                       Wein, Malkin & Bettex
                       Lincoln Building
                       60 East 42nd Street
                       New York, NY 10165

Director               David A. Olsen                         Retired Chairman of                  Risk & Insurance
                       1120 Park Avenue                       Johnson & Higgens                    Services
                       New York, NY 10128

Director               Richard F. Tucker                      Retired Vice Chairman-               Petroleum
                       11 Over Rock Lane                      Mobil Oil Corporation                and Chemicals
                       Westport, CT 06880



Position
with U.S.                                                     Principal                            Type of
Trust NY               Name                                   Occupation                           Business
--------               ----                                   ----------                           --------
Director               Ruth A. Wooden                         President & CEO                      Not for
                       The Advertising                                                             Profit Public
                          Council, Inc.                                                            Service
                       261 Madison Avenue                                                          Advertising
                       11th Floor
                       New York, NY 10016

Executive              Paul K. Napoli                         Executive                            Asset Management,
Vice                   United States Trust                    Vice President                       Investment and
President                Company of New York                                                       Fiduciary Services
                       114 West 47th Street
                       New York, NY 10036

Director and           Maribeth S. Rahe                       Vice Chairman                        Asset Management,
Vice Chair-            United States Trust                                                         Investment and
man                      Company of New York                                                       Fiduciary Services
                       114 West 47th Street
                       New York, NY 10036

Director,              Frederick B. Taylor                    Vice Chairman and                    Asset Management,
Vice Chair-            United States Trust                    Chief Investment Of-                 Investment and
man and                  Company of New York                  ficer of U.S. Trust                  Fiduciary Services
Chief Invest-          114 West 47th Street                   Corporation and U.S.
ment Officer           New York, NY 10036                     Trust NY

Director,              Jeffrey S. Maurer                      President and                        Asset Management,
President              United States Trust                    Chief Operating                      Investment and
and Chief                Company of New York                  Officer                              Fiduciary Services
Operating              114 West 47th Street
Officer                New York, NY  10036

Executive              John L. Kirby                          Executive                            Asset Management,
Vice                   United States Trust                    Vice President                       Investment and
President                Company of New York                  Chief Financial                      Fiduciary Services
                       114 West 47th Street                   Officer
                       New York, NY 10030




Position
with U.S.                                                     Principal                            Type of
Trust NY               Name                                   Occupation                           Business
--------               ----                                   ----------                           --------
Executive              Kenneth G. Walsh                       Executive                            Asset Management,
Vice                   United States Trust                    Vice President                       Investment and
President                Company of New York                                                       Fiduciary Services
                       114 West 47th Street
                       New York, NY 10030

Director               Philip L. Smith                        Corporate Director and
                       P.O. Box 386                           Trustee
                       Ponte Verde Beach, FL 32004

Executive              John C. Hover, II                      Executive                            Investment
Vice                   United States Trust                    Vice President                       Management,
President              Company of New York                                                         Fiduciary Services
                       114 West 47th Street                                                        and Private
                       New York, NY 10030                                                          Banking

Executive              John M. Deignan                        Executive                            Investment
Vice                   United States Trust                    Vice President                       Management,
President                Company of New York                                                       Fiduciary Services
                       114 West 47th Street                                                        and Private
                       New York, NY 10030                                                          Banking

          (c)      U.S. Trust Company, N.A. (Investment Adviser for the Balanced
                   Fund):

     U.S. Trust Company, N.A. ("U.S. Trust N.A.") is a national bank located in Los Angeles, California. The name, position with U.S. Trust N.A., address, principal occupation and type of business are set forth below for the trustees and certain senior executive officers of U.S. Trust N.A. including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Position
with U.S.                                                     Principal                            Type of
Trust N.A.                 Name                               Occupation                           Business
--------                   ----                               ----------                           --------
Director and               William R. Barrett, Jr.            Managing Director                    Asset
Managing Director                                                                                  Management,
                                                                                                   Investment and
                                                                                                   Fiduciary Services



Position
with U.S.                                                     Principal                            Type of
Trust N.A.                 Name                               Occupation                           Business
--------                   ----                               ----------                           --------
Director                   Thomas C. Clark                    Managing Director                    Asset Management,
                                                                                                   Investment

Director                   Jeffrey S. Maurer                  President and                        Asset Management,
                                                              Chief Operating                      Investment and
                                                              Officer Fiduciary                    Services

Director/Managing          Robert M. Raney                    Managing Director                    Asset Management,
Director and Chief                                            and Chief                            Investment and
Investment Officer                                            Investment Officer                   Fiduciary Services

Director /President        Gregory F. Sanford                 President and Chief                  Asset Management,
and Chief Operating                                           Operating Officer                    Investment and
                                                                                                   Fiduciary Services

Director/Chairman          Franklin E. Ulf                    Chairman of the                      Asset Management,
of the Board                                                  Board                                Investment and
                                                                                                   Fiduciary Services

Director and               Charles E. Wert                    Executive Vice                       Asset Management,
Executive Vice                                                President                            Investment and
President                                                                                          Fiduciary Services

Director                   Maribeth S. Rahe                   Vice Chairman                        Asset Management,
                                                                                                   Investment and
                                                                                                   Fiduciary Services

     (d) Becker Capital Management, Inc. (Investment Sub-Adviser to the Balanced Fund):

     Becker Capital Management, Inc. ("Becker") is a registered investment adviser located in Portland, Oregon. The name, position with Becker, address, principal occupation and type of business are set forth below for certain senior executive officers of Becker, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

     PATRICK E. BECKER -- Director; Chairman and Chief Investment Officer; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; Chairman and Chief Investment Officer of Becker Capital Management, Inc. (investment advisory).

     JANEEN S. MCANINCH -- Director; President; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; President of Becker Capital Management, Inc. (investment advisory).

     MICHAEL C. MALONE -- Vice President - Marketing; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; Vice President - Marketing of Becker Capital Management, Inc. (investment advisory).

     DONALD L. WOLCOTT -- Vice President - Equity Portfolio Manager; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; Vice President - Equity Portfolio Manager of Becker Capital Management, Inc. (investment advisory).

     ROBERT N. SCHAEFFER -- Director; Vice President - Equity Portfolio Manager; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; Vice President - Equity Portfolio Manager of Becker Capital Management, Inc. (investment advisory).

     MICHAEL F. MCCOY -- Vice President - Quantitative Research; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; Vice President --Quantitative Research of Becker Capital Management, Inc. (investment advisory).

     WARREN HASTINGS III -- Vice President - Fixed Income; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; Vice President --Fixed Income of Becker Capital Management, Inc. (investment advisory).


ITEM 27. PRINCIPAL UNDERWRITERS

          (a) Edgewood Services, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Deutsche Portfolios, Deutsche Funds, Inc., Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds, FTI Funds, FundManager Portfolios, Great Plains Funds, Old Westbury Funds, Inc., The Riverfront Funds, Robertsons Stephens Investment Trust, WesMark Funds and WCT Funds.

(b)   Names and Principal                       Positions and Offices with                      Offices with
      Business Addresses                              the Distributor                           Registrant
      -------------------                       --------------------------                      ------------
      Lawrence Caracciolo                       Director and President,                              --
      5800 Corporate Drive                      Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      Arthur L. Cherry                          Director,                                            --
      5800 Corporate Drive                      Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      J. Christopher Donahue                    Director,                                            --
      5800 Corporate Drive                      Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      Thomas P. Sholes                          Vice President,                                      --
      5800 Corporate Drive                      Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      Ernest L. Linane                          Assistant Vice President,                            --
      5800 Corporate Drive                      Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      Christine T. Johnson                      Assistant Vice President,                            --
      5800 Corporate Drive                      Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      Denis McAuley                             Treasurer,                                           --
      5800 Corporate Drive                      Edgewood Services, Inc
      Pittsburgh, PA  15237-2829

      Leslie K. Ross                            Secretary,                                           --
      5800 Corporate Drive                      Edgewood Services, Inc.
      Pittsburgh, PA  15237-2829

      Amanda J. Reed                            Assistant Secretary,                                 --
      5800 Corporate Drive                      Edgewood Services, Inc.
      Pittsburgh, PA  15237-2829


          (c)      Not Applicable.

ITEM 28. LOCATIONS OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

(1) UNITED STATES TRUST COMPANY OF NEW YORK, 114 West 47th Street, New York, New York 10036 (records relating to its functions as investment adviser and transfer agent).

(2) U.S. TRUST COMPANY OF CONNECTICUT, 225 High Ridge Road, East Building, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).

(3) U.S. TRUST COMPANY, N.A., 515 South Flower Street, Los Angeles, California 90071 (records relating to its function as investment adviser).

(4) BECKER CAPITAL MANAGEMENT, INC., 2185 PacWest Center, Portland, Oregon 97204 (records relating to its function as investment sub-adviser).

(5) EDGEWOOD SERVICES, INC., Clearing Operations, 5800 Corporate Drive, Pittsburgh, PA 15237-5829 (records relating to its function as distributor).

(6) CHASE GLOBAL FUNDS SERVICES COMPANY, 73 Tremont Street, Boston, MA 02108-3913 (records relating to its functions as co-administrator and transfer agent).

(7) FEDERATED ADMINISTRATIVE SERVICES, Federated Investors Tower, Pittsburgh, PA 15222-3779 (records relating to its function as co-administrator).

(8) THE CHASE MANHATTAN BANK, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

(9) DRINKER BIDDLE & REATH LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).


ITEM 29. MANAGEMENT SERVICES

         Inapplicable.


ITEM 30. UNDERTAKINGS

         Not Applicable.

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest available Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Excelsior Institutional Trust has duly caused this Post-Effective Amendment No. 17 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the Commonwealth of Pennsylvania on the 28th day of May, 1999.

                            EXCELSIOR INSTITUTIONAL TRUST
                            Registrant

                            * Frederick S. Wonham
                            --------------------------------------------
                            Frederick S. Wonham, President and Treasurer
                            (Signature and Title)

          Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 17 to Excelsior Institutional Trust's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

    Signature                            Title                     Date
    ---------                            -----                     ----
* Frederick S. Wonham                    Chairman of the
-----------------------------            Board, President          May 28, 1999
Frederick S. Wonham                      and Treasurer


* Joseph H. Dugan
-----------------------------
Joseph H. Dugan                          Trustee                   May 28, 1999


-----------------------------
Donald L. Campbell                       Trustee


* Wolfe J. Frankl
-----------------------------
Wolfe J. Frankl                          Trustee                   May 28, 1999


* Robert A. Robinson
-----------------------------
Robert A. Robinson                       Trustee                   May 28, 1999


* Alfred Tannachion
-----------------------------
Alfred Tannachion                        Trustee                   May 28, 1999



-----------------------------
Rodman L. Drake                          Trustee


* Jonathan Piel
-----------------------------
Jonathan Piel                            Trustee                   May 28, 1999


*By: /s/ W. Bruce McConnel, III
    ----------------------------------
       W. Bruce McConnel, III
       Attorney-in-Fact

                               EXCELSIOR FUNDS, INC.
                          EXCELSIOR TAX-EXEMPT FUNDS, INC.
                           EXCELSIOR INSTITUTIONAL TRUST



                                  POWER OF ATTORNEY


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 21, 1999                /s/ Alfred C. Tannachion
                                   ------------------------
                                   Alfred C. Tannachion

                               EXCELSIOR FUNDS, INC.
                          EXCELSIOR TAX-EXEMPT FUNDS, INC.
                           EXCELSIOR INSTITUTIONAL TRUST



                                  POWER OF ATTORNEY


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated: May 21, 1999                /s/ Joseph H. Dugan
                                   -------------------
                                   Joseph H. Dugan

                                EXCELSIOR FUNDS, INC.
                           EXCELSIOR TAX-EXEMPT FUNDS, INC.
                            EXCELSIOR INSTITUTIONAL TRUST



                                  POWER OF ATTORNEY


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 21, 1999                /s/ Robert A. Robinson
                                   ----------------------
                                   Robert A. Robinson

                                EXCELSIOR FUNDS, INC.
                           EXCELSIOR TAX-EXEMPT FUNDS, INC.
                            EXCELSIOR INSTITUTIONAL TRUST



                                  POWER OF ATTORNEY


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 21, 1999                /s/ Wolfe J. Frankl
                                   -------------------
                                   Wolfe J. Frankl

                                EXCELSIOR FUNDS, INC.
                           EXCELSIOR TAX-EXEMPT FUNDS, INC.
                            EXCELSIOR INSTITUTIONAL TRUST
                                   EXCELSIOR FUNDS



                                  POWER OF ATTORNEY


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints
W. Bruce McConnel, III his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 21, 1999                /s/ Frederick S. Wonham
                                   -----------------------
                                   Frederick S. Wonham

                                EXCELSIOR FUNDS, INC.
                           EXCELSIOR TAX-EXEMPT FUNDS, INC.
                            EXCELSIOR INSTITUTIONAL TRUST
                                   EXCELSIOR FUNDS



                                  POWER OF ATTORNEY


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 21, 1999                /s/ Jonathan Piel
                                   -----------------
                                   Jonathan Piel


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                                  EXHIBIT INDEX

Exhibit No.                        Description
-----------                        -----------

(a)   (2)      Amended and Restated Schedule A to Trust Instrument of the
               Registrant.

(d)   (1)      Investment Advisory Agreement dated December 28, 1998
               among Registrant, United States Trust Company of Connecticut and
               United States Trust Company of New York with respect to the
               International Equity Fund.

      (4) Assumption Agreement dated June 19, 1998 between Registrant, United States Trust Company of the Pacific Northwest and United States Trust Company of California.

      (6) Assumption Agreement dated June 19, 1998 between Registrant, United States Trust Company of the Pacific Northwest, United States Trust Company of California and Becker Capital Management.

(e) Distribution Agreement dated August 1, 1995 (as amended and restated on February 9, 1996, July 25, 1997 and July 31, 1998) between the Registrant and Edgewood Services, Inc.

(g)   (2)      Amendment No. 1 dated May 22, 1998 to the Custody Agreement dated
               September 1, 1995 (as amended and restated on August 1, 1997) between Registrant and The Chase Manhattan Bank.

      (3) Amendment No. 2 dated May 22, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) between Registrant and The Chase Manhattan Bank.

      (4) Amendment No. 3 dated July 31, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1,
               1997) between Registrant and The Chase Manhattan Bank.

(h)   (1)      Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company,
               Federated Administrative Services
               and United States Trust Company of Connecticut.

      (2) Amended and Restated Mutual Funds Transfer Agency Agreement dated July 31, 1998 between Registrant and Chase Global Funds Services Company.

(j)            Consent of Drinker Biddle & Reath LLP.

(o) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.